Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS - 36.2%		Par	Value
Financials - 16.9%
200 Park Funding Trust, 5.74%, 02/15/2055 (Callable 08/15/2054) (a)		$21,925,000	$22,204,739
ABN AMRO Bank NV
4.80%, 04/18/2026 (a)		42,935,000	42,997,211
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)		16,900,000	16,567,389
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026) (a)		31,025,000	31,628,085
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027) (a)		51,250,000	52,043,044
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034) (a)		10,000,000	10,369,643
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031) (a)		5,000,000	4,512,539
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)		31,625,000	32,178,116
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)		9,350,000	9,186,233
6.45%, 04/15/2027 (Callable 03/15/2027)		19,546,000	20,157,130
5.75%, 06/06/2028 (Callable 05/06/2028)		30,000,000	31,082,723
3.00%, 10/29/2028 (Callable 08/29/2028)		44,806,000	43,179,206
4.63%, 09/10/2029 (Callable 08/10/2029)		8,000,000	8,070,097
3.30%, 01/30/2032 (Callable 10/30/2031)		10,000,000	9,208,935
Aetna, Inc., 6.63%, 06/15/2036		9,165,000	10,076,799
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)		5,000,000	4,662,601
4.80%, 10/01/2032 (Callable 07/01/2032)		7,000,000	7,047,592
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)		45,345,000	48,135,438
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)		39,575,000	41,632,314
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)		25,000,000	27,902,463
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)		10,000,000	10,300,092
Aircastle Ltd.
2.85%, 01/26/2028 (Callable 11/26/2027) (a)		12,131,000	11,697,548
6.50%, 07/18/2028 (Callable 06/18/2028) (a)		9,482,000	9,964,058
5.95%, 02/15/2029 (Callable 01/15/2029) (a)		23,000,000	23,986,813
Aircastle Ltd. / Aircastle Ireland DAC, 5.00%, 09/15/2030 (Callable 08/15/2030) (a)		12,595,000	12,689,301
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031 (Callable 01/17/2030)		8,444,000	8,601,999
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)		10,500,000	10,801,613
American National Global Funding, 5.55%, 01/28/2030 (a)		15,000,000	15,451,746
American National Group, Inc.
5.75%, 10/01/2029 (Callable 09/01/2029)		16,500,000	17,067,968
6.00%, 07/15/2035 (Callable 04/15/2035)		59,600,000	60,842,805
Americold Realty Operating Partnership LP
5.60%, 05/15/2032 (Callable 03/15/2032)		21,626,000	21,887,840
5.41%, 09/12/2034 (Callable 06/12/2034)		10,000,000	9,832,128
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)		5,900,000	5,123,795
Aon Corp. / Aon Global Holdings PLC, 3.90%, 02/28/2052 (Callable 08/28/2051)		5,000,000	3,788,114
Aon Global Ltd., 4.45%, 05/24/2043 (Callable 02/24/2043)		1,274,000	1,104,940
Aon North America, Inc., 5.75%, 03/01/2054 (Callable 09/01/2053)		10,600,000	10,675,057
Arthur J Gallagher & Co.
3.50%, 05/20/2051 (Callable 11/20/2050)		5,625,000	3,988,003
5.75%, 03/02/2053 (Callable 09/02/2052)		5,000,000	4,978,009
5.75%, 07/15/2054 (Callable 01/15/2054)		9,000,000	8,969,122
ASB Bank Ltd., 5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (Callable 06/17/2027) (a)		4,350,000	4,404,166
Assurant, Inc., 5.55%, 02/15/2036 (Callable 11/15/2035)		9,250,000	9,374,406
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032 (a)		38,113,000	42,152,029
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034) (a)		37,350,000	37,509,281
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030) (a)		15,000,000	13,376,933
5.82% to 06/18/2035 then 1 yr. CMT Rate + 1.35%, 06/18/2036 (Callable 06/18/2035) (a)		12,000,000	12,449,820
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)		31,000,000	32,315,736
5.38%, 07/15/2029 (Callable 06/15/2029) (a)		19,760,000	20,239,830
5.13%, 04/10/2030 (Callable 03/10/2030) (a)		15,000,000	15,227,555
6.38%, 07/15/2030 (Callable 05/15/2030) (a)		6,500,000	6,951,616
4.80%, 10/24/2030 (Callable 09/24/2030) (a)		12,125,000	12,113,897
Avolon Holdings Funding Ltd.
4.95%, 01/15/2028 (Callable 12/15/2027) (a)		24,000,000	24,240,947
5.38%, 05/30/2030 (Callable 04/30/2030) (a)		8,000,000	8,206,282
Banco Santander SA
5.18%, 11/19/2025		25,983,000	26,005,089
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)		11,325,000	11,051,154
4.38%, 04/12/2028		13,400,000	13,433,918
6.61%, 11/07/2028		15,000,000	16,037,862
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)		15,600,000	16,157,128
3.49%, 05/28/2030		5,000,000	4,810,103
2.75%, 12/03/2030		19,250,000	17,468,749
5.44%, 07/15/2031		10,000,000	10,496,667
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)		35,000,000	31,849,720
6.92%, 08/08/2033		9,800,000	10,898,419
6.35%, 03/14/2034		36,500,000	39,131,919
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)		35,000,000	34,301,000
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)		16,000,000	16,057,663
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)		11,425,000	11,905,983
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)		37,683,000	37,108,076
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)		14,230,000	14,160,814
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)		15,000,000	14,208,421
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)		39,821,000	39,958,803
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030 (Callable 07/23/2029)		5,000,000	4,815,987
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)		13,000,000	12,031,545
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)		60,000,000	55,601,198
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)		10,000,000	8,932,109
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)		5,000,000	4,440,851
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)		15,000,000	13,664,702
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)		5,000,000	4,435,013
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)		28,925,000	26,340,164
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)		16,500,000	17,071,224
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)		10,000,000	10,442,311
7.75%, 05/14/2038		1,138,000	1,389,857
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)		20,975,000	20,498,407
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)		67,824,000	70,337,171
Bank of Montreal
5.37%, 06/04/2027		18,000,000	18,395,603
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)		15,500,000	15,801,786
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)		32,576,000	28,997,403
Bank of Nova Scotia
5.40%, 06/04/2027		40,000,000	40,914,676
5.25%, 06/12/2028		10,000,000	10,314,632
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)		45,000,000	45,758,218
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)		23,300,000	22,548,292
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)		22,290,000	22,532,256
5.19%, 02/16/2028 (a)		14,500,000	14,816,251
5.79%, 07/13/2028 (a)		12,000,000	12,494,613
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)		20,000,000	20,002,924
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)		17,000,000	17,305,362
4.48% to 11/11/2028 then SOFR + 1.08%, 11/11/2029 (Callable 11/11/2028)		8,000,000	8,014,132
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)		5,875,000	6,104,113
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)		12,125,000	12,502,726
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)		52,900,000	56,908,702
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)		32,225,000	35,653,860
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)		60,000,000	60,866,206
5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036 (Callable 02/25/2035)		18,000,000	18,785,067
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054) (a)		37,750,000	38,630,640
Belrose Funding Trust II, 6.79%, 05/15/2055 (Callable 11/15/2054) (a)		14,000,000	15,161,120
BGC Group, Inc., 6.60%, 06/10/2029 (Callable 05/10/2029)		19,542,000	20,324,795
BNP Paribas SA
4.38%, 05/12/2026 (a)		45,131,000	45,045,853
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026) (a)		28,350,000	28,091,154
4.63%, 03/13/2027 (a)		2,325,000	2,333,476
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027) (a)		2,175,000	2,128,053
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027) (a)		27,000,000	25,744,053
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028) (a)		10,000,000	10,093,132
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028) (a)		13,025,000	13,380,947
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028) (a)		19,538,000	18,324,443
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029) (a)		6,500,000	6,668,258
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029) (a)		32,300,000	33,177,319
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031 (Callable 05/09/2030) (a)		5,000,000	5,095,539
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)		32,075,000	29,139,376
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032) (a)		10,000,000	9,100,574
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030) (a)		14,000,000	12,548,952
5.91% to 11/19/2034 then SOFR + 1.92%, 11/19/2035 (Callable 11/19/2034) (a)		7,600,000	7,875,170
BPCE SA
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025) (a)		25,000,000	24,989,896
5.72% to 01/18/2029 then SOFR + 1.96%, 01/18/2030 (Callable 01/18/2029) (a)		5,400,000	5,584,407
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030) (a)		8,700,000	9,086,093
5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (Callable 05/28/2030) (a)		15,000,000	15,389,165
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031) (a)		18,350,000	16,182,152
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)		49,720,000	44,077,250
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033) (a)		10,000,000	11,155,746
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)		12,500,000	13,281,950
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034) (a)		16,000,000	16,759,313
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036 (Callable 05/28/2035) (a)		18,500,000	19,482,253
Broadstone Net Lease LLC, 5.00%, 11/01/2032 (Callable 09/01/2032)		6,000,000	5,964,165
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)		23,825,000	23,874,571
2.38%, 03/15/2031 (Callable 12/15/2030)		36,789,000	32,731,676
4.20%, 03/17/2032 (Callable 12/17/2031)		15,000,000	14,472,867
4.95%, 03/17/2052 (Callable 09/17/2051)		9,500,000	8,367,157
Canadian Imperial Bank of Commerce
4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029 (Callable 03/31/2028)		20,000,000	20,310,193
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)		8,000,000	8,091,410
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)		15,000,000	15,488,954
4.58% to 09/08/2030 then SOFR + 1.17%, 09/08/2031 (Callable 09/08/2030)		10,000,000	10,032,851
6.09%, 10/03/2033 (Callable 07/03/2033)		20,000,000	21,762,902
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027) (a)		17,450,000	17,311,106
7.20%, 12/12/2028 (Callable 11/12/2028) (a)		14,250,000	15,224,668
Capital One Financial Corp.
4.10%, 02/09/2027 (Callable 11/09/2026)		38,019,000	37,955,841
3.65%, 05/11/2027 (Callable 04/11/2027)		26,750,000	26,537,042
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)		12,938,000	13,268,092
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)		40,205,000	42,175,529
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)		23,862,000	22,996,037
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)		8,000,000	9,047,940
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034 (Callable 02/01/2033)		12,700,000	13,318,583
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)		23,000,000	27,193,611
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)		7,950,000	8,439,063
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028		6,264,000	6,486,224
4.65%, 09/13/2028 (Callable 06/13/2028)		32,508,000	32,898,113
Centene Corp.
2.45%, 07/15/2028 (Callable 05/15/2028)		18,084,000	16,804,249
4.63%, 12/15/2029 (Callable 10/31/2025)		25,000,000	24,234,405
3.38%, 02/15/2030 (Callable 10/16/2025)		15,325,000	14,094,202
3.00%, 10/15/2030 (Callable 07/15/2030)		13,061,000	11,670,491
2.50%, 03/01/2031 (Callable 12/01/2030)		50,000,000	43,070,700
2.63%, 08/01/2031 (Callable 05/01/2031)		17,675,000	15,183,270
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)		5,000,000	4,558,045
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)		40,600,000	40,434,257
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028 (Callable 07/24/2027)		3,142,000	3,114,278
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)		11,900,000	11,741,430
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)		40,000,000	40,515,208
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)		28,350,000	28,481,922
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)		26,105,000	26,061,010
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)		14,000,000	14,266,020
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)		25,000,000	23,002,215
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)		14,000,000	14,007,568
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)		6,000,000	5,407,793
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032 (Callable 11/03/2031)		11,460,000	10,180,779
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)		18,000,000	17,099,693
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)		29,000,000	31,649,609
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036 (Callable 03/27/2035)		55,275,000	56,502,204
Citizens Bank NA/Providence RI, 3.75%, 02/18/2026 (Callable 11/18/2025)		12,120,000	12,090,959
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)		10,000,000	9,890,269
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)		10,000,000	10,422,832
3.25%, 04/30/2030 (Callable 01/30/2030)		28,925,000	27,384,137
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)		10,000,000	11,003,096
CNA Financial Corp.
3.45%, 08/15/2027 (Callable 05/15/2027)		12,000,000	11,855,219
3.90%, 05/01/2029 (Callable 02/01/2029)		7,000,000	6,909,599
2.05%, 08/15/2030 (Callable 05/15/2030)		1,000,000	892,706
5.50%, 06/15/2033 (Callable 03/15/2033)		15,225,000	15,800,826
CNO Global Funding
5.88%, 06/04/2027 (a)		37,000,000	37,959,253
4.88%, 12/10/2027 (a)		15,325,000	15,523,002
2.65%, 01/06/2029 (a)		10,000,000	9,459,341
Comerica Bank, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033 (Callable 08/25/2032)		15,325,000	15,313,708
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)		41,000,000	37,090,485
3.78%, 03/14/2032 (a)		17,800,000	16,846,745
5.84%, 03/13/2034 (a)		10,000,000	10,500,824
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029) (a)		10,000,000	9,598,852
Cooperatieve Rabobank UA
3.75%, 07/21/2026		20,829,000	20,732,846
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027) (a)		12,000,000	12,100,677
Corebridge Global Funding
4.90%, 01/07/2028 (a)		18,000,000	18,305,014
5.20%, 01/12/2029 (a)		5,000,000	5,140,464
5.20%, 06/24/2029 (a)		10,000,000	10,266,044
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027) (a)		12,000,000	12,075,872
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028) (a)		17,000,000	17,326,127
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)		34,221,000	36,076,801
3.25%, 01/14/2030 (a)		6,800,000	6,415,394
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033 (Callable 01/10/2028) (a)		8,000,000	7,879,875
5.51%, 07/05/2033 (a)		32,000,000	33,760,644
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)		7,000,000	7,386,345
Credit Agricole SA/London, 4.13%, 01/10/2027 (a)		17,867,000	17,835,262
Credit Suisse USA LLC, 7.13%, 07/15/2032		5,063,000	5,821,145
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)		23,530,000	23,551,843
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029) (a)		36,318,000	37,786,115
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029) (a)		15,000,000	15,078,436
5.02% to 03/04/2030 then 1 yr. CMT Rate + 0.93%, 03/04/2031 (Callable 03/04/2030) (a)		10,000,000	10,188,970
Deutsche Bank AG/New York NY
2.13% to 11/24/2025 then SOFR + 1.87%, 11/24/2026 (Callable 11/24/2025)		22,755,000	22,671,678
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)		32,425,000	33,118,959
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)		19,435,000	19,009,808
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)		10,000,000	10,501,391
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)		25,649,000	27,435,674
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)		27,750,000	28,147,392
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)		7,500,000	7,682,726
4.95% to 08/04/2030 then SOFR + 1.30%, 08/04/2031 (Callable 08/04/2030)		13,500,000	13,627,667
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)		12,240,000	11,478,605
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)		14,000,000	12,788,815
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)		87,215,000	80,330,492
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)		9,775,000	10,061,730
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)		9,975,000	10,166,342
5.10%, 01/15/2044		1,584,000	1,498,448
4.38%, 12/01/2047 (Callable 06/01/2047)		8,650,000	7,213,896
5.13%, 02/15/2053 (Callable 08/15/2052)		8,150,000	7,444,063
5.70%, 02/15/2055 (Callable 08/15/2054)		13,825,000	13,683,298
Equitable Financial Life Global Funding, 5.45%, 03/03/2028 (a)		6,000,000	6,170,800
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028) (a)		2,183,000	2,192,229
Extra Space Storage LP
5.70%, 04/01/2028 (Callable 03/01/2028)		25,000,000	25,820,317
5.50%, 07/01/2030 (Callable 05/01/2030)		10,000,000	10,425,751
2.55%, 06/01/2031 (Callable 03/01/2031)		10,750,000	9,671,839
5.40%, 06/15/2035 (Callable 03/15/2035)		9,050,000	9,245,215
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)		24,325,000	24,569,839
5.70%, 03/14/2028 (a)		18,700,000	19,381,924
4.57%, 08/26/2030 (a)		10,000,000	10,055,319
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)		7,525,000	7,609,593
First Citizens BancShares, Inc./NC, 5.23% to 03/12/2030 then SOFR + 1.41%, 03/12/2031 (Callable 03/12/2030)		17,500,000	17,759,117
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)		10,000,000	10,251,779
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030) (a)		30,000,000	28,101,718
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032) (a)		8,000,000	8,459,115
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052) (a)		10,000,000	10,466,113
FMR LLC, 4.95%, 02/01/2033 (a)		1,750,000	1,765,486
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)		5,000,000	5,044,286
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)		5,000,000	5,038,382
Goldman Sachs Capital I, 6.35%, 02/15/2034		1,553,000	1,659,222
Goldman Sachs Group, Inc.
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)		89,350,000	87,471,194
4.94% (SOFR + 1.32%), 04/23/2028 (Callable 04/23/2027)		5,000,000	5,058,533
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)		23,775,000	23,604,008
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)		10,000,000	9,914,743
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)		43,348,000	43,398,577
3.80%, 03/15/2030 (Callable 12/15/2029)		30,000,000	29,525,539
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)		15,000,000	15,375,951
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)		15,000,000	15,191,170
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)		10,000,000	8,824,310
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)		9,625,000	8,731,985
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)		30,000,000	26,774,961
Guardian Life Global Funding
5.55%, 10/28/2027 (a)		16,350,000	16,860,699
4.33%, 10/06/2030 (a)		61,400,000	61,486,325
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (Callable 07/22/2069) (a)		7,211,000	4,959,960
4.85%, 01/24/2077 (a)		24,727,000	20,821,539
Hanover Insurance Group, Inc.
2.50%, 09/01/2030 (Callable 06/01/2030)		10,550,000	9,518,019
5.50%, 09/01/2035 (Callable 06/01/2035)		27,500,000	27,824,164
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (Callable 03/01/2030) (a)		6,125,000	5,537,550
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)		4,000,000	4,113,247
Henneman Trust, 6.58%, 05/15/2055 (Callable 11/15/2054) (a)		8,800,000	9,385,416
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047) (a)		2,000,000	1,755,389
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034) (a)		15,000,000	14,663,898
Host Hotels & Resorts LP
5.70%, 06/15/2032 (Callable 04/15/2032)		15,000,000	15,451,869
5.50%, 04/15/2035 (Callable 01/15/2035)		6,000,000	6,039,583
HSBC Bank USA NA, 7.00%, 01/15/2039		4,200,000	4,952,557
HSBC Holdings PLC
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)		17,286,000	16,560,387
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)		35,000,000	35,623,936
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)		26,000,000	26,377,541
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)		8,250,000	8,604,009
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)		35,000,000	35,247,589
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)		23,200,000	21,899,374
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)		9,000,000	8,863,746
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)		24,600,000	25,374,991
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)		37,085,000	33,613,805
Humana, Inc., 5.55%, 05/01/2035 (Callable 02/01/2035)		22,000,000	22,412,688
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)		9,500,000	9,541,474
5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)		16,000,000	16,490,682
5.02% to 05/17/2032 then SOFR + 2.05%, 05/17/2033 (Callable 05/17/2032)		3,775,000	3,800,663
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)		10,150,000	10,579,090
Huntington National Bank
4.27%, 11/25/2026		4,600,000	4,573,038
5.65%, 01/10/2030 (Callable 11/10/2029)		1,500,000	1,569,115
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)		6,000,000	6,233,118
Jackson National Life Global Funding
4.90%, 01/13/2027 (a)		25,400,000	25,607,740
5.55%, 07/02/2027 (a)		30,000,000	30,651,152
4.55%, 09/09/2030 (a)		15,000,000	15,015,233
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)		10,000,000	10,109,162
Jefferies Financial Group, Inc.
5.88%, 07/21/2028 (Callable 06/21/2028)		18,000,000	18,740,874
4.15%, 01/23/2030		10,000,000	9,872,967
6.20%, 04/14/2034 (Callable 01/14/2034)		20,000,000	21,263,930
6.25%, 01/15/2036		1,390,000	1,482,078
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)		12,025,000	11,721,851
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)		3,000,000	3,065,524
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)		42,500,000	43,147,460
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)		60,619,000	61,420,477
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)		34,000,000	34,290,499
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029 (Callable 01/24/2028)		25,000,000	25,450,724
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)		25,000,000	23,721,995
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)		10,000,000	10,303,304
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)		30,000,000	31,658,245
3.70% to 05/06/2029 then 3 mo. Term SOFR + 1.42%, 05/06/2030 (Callable 05/06/2029)		15,000,000	14,741,997
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)		28,000,000	25,970,844
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)		22,000,000	19,447,287
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)		10,000,000	9,088,137
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)		2,500,000	2,604,893
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)		26,500,000	28,232,757
5.60%, 07/15/2041		4,106,000	4,293,969
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028) (a)		18,500,000	19,111,389
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029) (a)		18,375,000	18,690,718
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)		8,000,000	7,363,859
KeyBank NA, 3.40%, 05/20/2026		18,965,000	18,860,478
KeyBank NA/Cleveland OH
4.90%, 08/08/2032		6,000,000	5,956,489
5.00%, 01/26/2033 (Callable 10/26/2032)		5,000,000	5,032,215
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (a)		2,087,000	2,100,526
3.95%, 10/15/2050 (Callable 04/15/2050) (a)		2,231,000	1,708,696
5.50%, 06/15/2052 (Callable 12/15/2051) (a)		5,150,000	4,927,293
Liberty Mutual Insurance Co., 7.70%, 10/15/2097 (a)		465,000	534,012
Lincoln National Corp.
3.05%, 01/15/2030 (Callable 10/15/2029)		20,010,000	19,004,643
2.33%, 08/15/2030 (Callable 05/15/2030) (a)		23,950,000	21,664,730
Lineage OP LP, 5.25%, 07/15/2030 (Callable 06/15/2030) (a)		27,000,000	27,368,312
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)		10,000,000	9,839,028
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027) (b)		18,500,000	18,257,076
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)		30,000,000	30,534,217
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)		12,000,000	12,579,622
5.59% to 11/26/2034 then 1 yr. CMT Rate + 1.20%, 11/26/2035 (Callable 11/26/2034)		15,000,000	15,590,329
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)		36,030,000	38,456,948
4.00%, 03/15/2029 (Callable 10/31/2025) (a)		6,500,000	6,356,582
5.20%, 03/15/2030 (Callable 02/15/2030)		13,375,000	13,658,071
4.38%, 05/15/2031 (Callable 05/15/2026) (a)		5,000,000	4,840,246
6.00%, 05/20/2034 (Callable 02/20/2034)		32,814,000	34,286,567
5.65%, 03/15/2035 (Callable 12/15/2034)		12,000,000	12,226,342
5.75%, 06/15/2035 (Callable 03/15/2035)		11,500,000	11,792,573
LXP Industrial Trust
6.75%, 11/15/2028 (Callable 10/15/2028)		11,974,000	12,728,058
2.70%, 09/15/2030 (Callable 06/15/2030)		14,800,000	13,522,962
2.38%, 10/01/2031 (Callable 07/01/2031)		5,747,000	4,985,519
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (Callable 02/26/2029) (a)		6,115,000	6,439,809
6.50%, 03/26/2031 (Callable 01/26/2031) (a)		8,375,000	8,971,335
Macquarie Bank Ltd.
3.62%, 06/03/2030 (a)		12,550,000	11,958,788
5.64% to 08/13/2035 then 1 yr. CMT Rate + 1.45%, 08/13/2036 (Callable 08/13/2035) (a)		15,000,000	15,194,458
Macquarie Group Ltd.
3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (Callable 11/28/2027) (a)		9,000,000	8,894,762
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032) (a)		56,525,000	50,974,044
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032) (a)		9,000,000	8,848,990
Manulife Financial Corp., 5.38%, 03/04/2046		5,150,000	5,140,519
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051) (a)		28,600,000	20,110,095
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 (Callable 08/15/2030)		5,000,000	4,530,366
5.88%, 08/01/2033		8,429,000	9,114,578
4.35%, 01/30/2047 (Callable 07/30/2046)		3,450,000	2,951,845
5.45%, 03/15/2053 (Callable 09/15/2052)		3,700,000	3,661,388
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (a)		6,000,000	5,613,587
5.67%, 12/01/2052 (Callable 06/01/2052) (a)		20,000,000	19,895,362
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049) (a)(b)		40,670,000	36,966,317
3.73%, 10/15/2070 (a)		17,472,000	11,750,854
4.90%, 04/01/2077 (a)		11,175,000	9,474,001
MBIA Insurance Corp., 15.84% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(c)		714,000	7,140
MetLife, Inc., 4.88%, 11/13/2043		3,375,000	3,181,897
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (a)		22,375,000	21,158,574
1.55%, 01/07/2031 (a)		650,000	567,481
5.15%, 03/28/2033 (a)		19,475,000	20,174,384
Mitsubishi UFJ Financial Group, Inc.
5.02% to 07/20/2027 then 1 yr. CMT Rate + 1.95%, 07/20/2028 (Callable 07/20/2027)		6,700,000	6,800,849
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)		13,600,000	13,902,120
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)		3,525,000	3,672,541
5.16% to 04/24/2030 then 1 yr. CMT Rate + 1.17%, 04/24/2031 (Callable 04/24/2030)		8,500,000	8,758,501
5.43% to 04/17/2034 then 1 yr. CMT Rate + 1.00%, 04/17/2035 (Callable 04/17/2034)		7,000,000	7,284,469
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)		8,000,000	7,846,958
5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)		6,725,000	6,887,358
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029 (Callable 07/06/2028)		10,000,000	10,421,255
4.71% to 07/08/2030 then 1 yr. CMT Rate + 0.92%, 07/08/2031 (Callable 07/08/2030)		13,725,000	13,886,562
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)		10,000,000	8,907,292
Morgan Stanley
3.59%, 07/22/2028 (Callable 07/22/2027) (d)		12,000,000	11,873,714
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)		62,625,000	65,260,820
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)		1,000,000	991,332
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)		8,300,000	8,478,848
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)		10,000,000	9,703,034
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)		25,000,000	21,818,193
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)		25,000,000	22,079,854
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)		20,000,000	21,980,829
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)		8,000,000	8,335,209
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)		12,000,000	12,203,141
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (Callable 10/16/2053) (a)		9,500,000	9,806,518
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)		83,282,000	74,962,325
2.99%, 05/21/2031 (a)		19,911,000	18,161,256
6.43%, 01/12/2033 (a)		28,262,000	30,769,893
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029) (a)		10,000,000	9,697,883
5.90% to 01/14/2035 then 1 yr. CMT Rate + 1.30%, 01/14/2036 (Callable 01/14/2035) (a)		9,000,000	9,456,574
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032) (a)		10,000,000	9,062,389
National Bank of Canada
4.95% to 02/01/2027 then SOFR + 0.80%, 02/01/2028 (Callable 02/01/2027)		10,000,000	10,111,252
5.60%, 12/18/2028		13,000,000	13,561,222
4.50%, 10/10/2029		15,000,000	15,131,538
Nationwide Building Society
4.00%, 09/14/2026 (a)		73,507,000	73,327,654
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026) (a)		12,000,000	12,273,217
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(b)		11,948,000	11,936,689
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028) (a)		53,548,000	53,985,511
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029) (a)(b)		32,627,000	32,093,034
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049) (a)		10,000,000	7,699,264
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (a)		18,340,000	24,868,717
4.35%, 04/30/2050 (Callable 10/30/2049) (a)		25,000,000	19,810,033
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)		13,000,000	13,077,755
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)		35,000,000	34,338,028
3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028 (Callable 05/22/2027)		9,236,000	9,073,908
5.52% to 09/30/2027 then 1 yr. CMT Rate + 2.27%, 09/30/2028 (Callable 09/30/2027)		10,000,000	10,248,352
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028) (b)		26,150,000	26,560,929
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)		65,500,000	68,294,265
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029) (b)		7,000,000	7,149,360
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029) (b)		35,000,000	35,085,236
6.02% to 03/02/2033 then 1 yr. CMT Rate + 2.10%, 03/02/2034 (Callable 03/02/2033)		4,700,000	5,044,433
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)		12,000,000	12,654,412
NatWest Markets PLC, 5.42%, 05/17/2027 (a)		32,050,000	32,748,758
New York Life Global Funding
4.70%, 01/29/2029 (a)		5,950,000	6,059,035
5.00%, 06/06/2029 (a)		12,050,000	12,391,943
New York Life Insurance Co.
6.75%, 11/15/2039 (a)		12,026,000	13,694,140
3.75%, 05/15/2050 (Callable 11/15/2049) (a)		17,000,000	12,835,859
4.45%, 05/15/2069 (Callable 11/15/2068) (a)		16,000,000	12,711,937
NLG Global Funding, 4.35%, 09/15/2030 (a)		10,000,000	9,895,196
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)		6,800,000	7,054,413
Nomura Holdings, Inc.
1.65%, 07/14/2026		32,975,000	32,342,954
5.59%, 07/02/2027		20,000,000	20,441,616
5.39%, 07/06/2027		10,000,000	10,181,586
2.17%, 07/14/2028		16,055,000	15,168,754
2.71%, 01/22/2029		8,000,000	7,601,502
3.10%, 01/16/2030		2,000,000	1,887,525
Old Republic International Corp., 5.75%, 03/28/2034 (Callable 12/28/2033)		15,000,000	15,636,562
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (Callable 02/15/2035) (a)		6,000,000	6,298,271
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061 (a)		17,038,000	11,389,905
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053) (a)		10,000,000	10,301,767
Principal Life Global Funding II
5.50%, 06/28/2028 (a)		40,500,000	41,820,535
5.10%, 01/25/2029 (a)		13,725,000	14,078,250
Prologis LP
4.75%, 06/15/2033 (Callable 03/15/2033)		19,425,000	19,593,243
5.13%, 01/15/2034 (Callable 10/15/2033)		21,575,000	22,157,980
Protective Life Corp.
4.30%, 09/30/2028 (Callable 06/30/2028) (a)		10,000,000	9,995,356
8.45%, 10/15/2039		2,650,000	3,301,995
Protective Life Global Funding, 5.22%, 06/12/2029 (a)		15,250,000	15,778,517
Prudential Financial, Inc., 6.63%, 12/01/2037		5,000,000	5,689,130
Raymond James Financial, Inc., 4.65%, 04/01/2030 (Callable 01/01/2030)		9,700,000	9,840,352
Realty Income Corp.
4.70%, 12/15/2028 (Callable 11/15/2028)		6,625,000	6,744,125
5.63%, 10/13/2032 (Callable 07/13/2032)		6,725,000	7,127,319
Sammons Financial Group Global Funding, 5.10%, 12/10/2029 (a)		17,500,000	17,986,766
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (Callable 01/16/2031) (a)		14,350,000	13,274,501
4.75%, 04/08/2032 (Callable 01/08/2032) (a)		23,000,000	22,440,634
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)		9,500,000	9,323,020
3.82% to 11/03/2027 then 3 mo. LIBOR US + 1.40%, 11/03/2028 (Callable 11/03/2027) (b)		20,625,000	20,416,465
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)		27,600,000	28,886,724
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)		13,000,000	12,963,803
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)		7,500,000	7,824,659
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029 (a)		10,000,000	10,365,991
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026) (a)		6,725,000	6,554,944
5.45%, 05/03/2028 (Callable 04/03/2028) (a)		7,000,000	7,175,997
2.30%, 06/15/2028 (Callable 04/15/2028) (a)		12,000,000	11,382,934
5.70%, 07/25/2033 (Callable 04/25/2033) (a)		33,475,000	34,986,363
5.55%, 04/03/2034 (Callable 01/03/2034) (a)		48,550,000	50,174,121
Societe Generale SA
5.25%, 02/19/2027 (a)		27,000,000	27,292,000
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027) (a)		5,000,000	5,066,902
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028) (a)		17,225,000	17,587,835
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)		13,000,000	13,392,373
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030) (a)		20,000,000	20,573,159
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031) (a)		11,775,000	10,552,927
3.34% to 01/21/2032 then 1 yr. CMT Rate + 1.60%, 01/21/2033 (Callable 01/21/2032) (a)		11,816,000	10,749,666
6.69% to 01/10/2033 then 1 yr. CMT Rate + 2.95%, 01/10/2034 (Callable 01/10/2033) (a)		19,500,000	21,239,755
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034) (a)		7,000,000	7,354,613
5.44% to 10/03/2035 then SOFR + 1.73%, 10/03/2036 (Callable 10/03/2035) (a)		32,250,000	32,166,462
3.63%, 03/01/2041 (a)		12,000,000	8,957,995
4.03% to 01/21/2042 then 1 yr. CMT Rate + 1.90%, 01/21/2043 (Callable 01/21/2042) (a)		5,000,000	3,873,185
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)		20,658,000	20,462,601
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)		24,000,000	23,478,304
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028) (a)		12,000,000	12,484,240
7.02% to 02/08/2029 then 1 yr. CMT Rate + 2.20%, 02/08/2030 (Callable 02/08/2029) (a)		15,500,000	16,721,826
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029) (a)		25,350,000	25,795,997
5.24% to 05/13/2030 then 1 yr. CMT Rate + 1.35%, 05/13/2031 (Callable 05/13/2030) (a)		37,500,000	38,549,422
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031) (a)		30,700,000	27,456,927
6.30% to 07/06/2033 then 1 yr. CMT Rate + 2.58%, 07/06/2034 (Callable 07/06/2033) (a)		13,850,000	15,019,690
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034) (a)		13,500,000	14,255,719
6.23% to 01/21/2035 then 1 yr. CMT Rate + 1.43%, 01/21/2036 (Callable 01/21/2035) (a)		15,000,000	16,226,397
5.40% to 08/12/2035 then 1 yr. CMT Rate + 1.20%, 08/12/2036 (Callable 08/12/2035) (a)		26,000,000	26,381,910
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)		51,140,000	50,076,713
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030		7,575,000	6,859,425
5.85%, 07/13/2030		20,000,000	21,308,141
5.77%, 01/13/2033		33,650,000	35,957,704
Svenska Handelsbanken AB
1.42% to 06/11/2026 then 1 yr. CMT Rate + 0.63%, 06/11/2027 (Callable 06/11/2026) (a)		15,000,000	14,719,527
5.50%, 06/15/2028 (a)		15,250,000	15,800,027
Swedbank AB, 5.41%, 03/14/2029 (a)		29,950,000	30,996,311
Symetra Life Insurance Co., 6.55%, 10/01/2055 (Callable 04/01/2055) (a)		7,000,000	7,426,091
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)		18,250,000	18,634,570
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)		23,023,000	22,874,701
3.95%, 12/01/2027 (Callable 09/01/2027)		44,825,000	44,311,405
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030 (Callable 08/02/2029)		5,875,000	6,089,627
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)		10,000,000	10,189,658
2.88%, 10/28/2031 (Callable 07/28/2031)		5,000,000	4,428,073
6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036 (Callable 07/29/2035)		25,884,000	26,475,223
Toronto-Dominion Bank, 4.46%, 06/08/2032		19,350,000	19,335,315
Travelers Cos., Inc., 5.45%, 05/25/2053 (Callable 11/25/2052)		4,000,000	4,001,623
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)		28,055,000	28,063,255
6.13%, 08/15/2043		22,561,000	23,200,491
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)		8,000,000	8,664,808
5.12% to 01/26/2033 then SOFR + 1.85%, 01/26/2034 (Callable 01/26/2033)		12,000,000	12,191,995
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)		12,205,000	11,692,201
UBS Group AG
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026) (a)		4,078,000	4,092,408
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (Callable 01/30/2026) (a)		21,397,000	21,180,833
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)		9,000,000	8,787,972
4.28%, 01/09/2028 (Callable 01/09/2027) (a)		18,078,000	18,084,695
4.25%, 03/23/2028 (Callable 03/23/2027) (a)		17,150,000	17,152,072
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(b)		72,136,000	71,531,748
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030) (a)		20,000,000	19,772,879
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031) (a)		49,570,000	43,737,638
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031) (a)		23,390,000	21,644,332
6.54% to 08/12/2032 then SOFR + 3.92%, 08/12/2033 (Callable 08/12/2032) (a)		6,000,000	6,618,503
UnitedHealth Group, Inc.
2.75%, 05/15/2040 (Callable 11/15/2039)		7,000,000	5,215,896
4.75%, 05/15/2052 (Callable 11/15/2051)		8,275,000	7,295,263
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)		3,199,000	3,170,450
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)		10,000,000	10,232,349
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)		64,086,000	62,298,338
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)		23,000,000	23,271,477
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)		12,625,000	12,865,400
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)		44,350,000	45,962,205
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)		5,000,000	4,654,375
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)		23,925,000	24,859,527
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)		25,000,000	27,777,318
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)		10,650,000	11,108,917
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)		25,000,000	19,407,183
Wells Fargo Bank NA, 5.85%, 02/01/2037		10,000,000	10,594,432
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033 (a)		8,300,000	8,709,498
Westpac Banking Corp.
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)		8,350,000	8,325,663
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)		5,000,000	5,160,154
6.82%, 11/17/2033		4,350,000	4,868,666
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)		10,000,000	9,792,767
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)		13,600,000	12,204,303
4.42%, 07/24/2039		10,000,000	9,260,727
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)		8,525,000	8,590,381
2.95%, 09/15/2029 (Callable 06/15/2029)		7,500,000	7,120,487
5.35%, 05/15/2033 (Callable 02/15/2033)		11,425,000	11,822,980
5.05%, 09/15/2048 (Callable 03/15/2048)		10,200,000	9,285,735
5.90%, 03/05/2054 (Callable 09/05/2053)		23,750,000	24,194,393
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)		10,000,000	10,246,936
			9,490,375,639

Industrials - 17.9%
AbbVie, Inc.
4.55%, 03/15/2035 (Callable 09/15/2034)		26,098,000	25,690,866
4.50%, 05/14/2035 (Callable 11/14/2034)		17,395,000	17,069,711
4.30%, 05/14/2036 (Callable 11/14/2035)		6,000,000	5,766,412
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)		19,250,000	18,166,109
3.63%, 03/01/2049 (Callable 09/01/2048)		9,000,000	6,169,215
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)		13,500,000	14,033,458
Agilent Technologies, Inc., 2.10%, 06/04/2030 (Callable 03/04/2030)		14,000,000	12,700,889
Air Products and Chemicals, Inc., 2.70%, 05/15/2040 (Callable 11/15/2039)		10,425,000	7,776,853
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028) (a)		15,500,000	15,982,759
6.00%, 06/13/2033 (Callable 03/13/2033) (a)		26,500,000	27,806,080
5.13%, 10/01/2034 (Callable 07/01/2034) (a)		30,825,000	30,300,375
Alcon Finance Corp.
2.75%, 09/23/2026 (Callable 07/23/2026) (a)		14,770,000	14,577,631
3.80%, 09/23/2049 (Callable 03/23/2049) (a)		7,000,000	5,387,043
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)		21,494,000	20,790,621
Allegion US Holding Co., Inc.
3.55%, 10/01/2027 (Callable 07/01/2027)		11,975,000	11,824,922
5.41%, 07/01/2032 (Callable 04/01/2032)		13,025,000	13,599,860
5.60%, 05/29/2034 (Callable 02/28/2034)		10,000,000	10,437,255
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)		13,350,000	10,507,351
4.40%, 05/01/2045 (Callable 11/01/2044)		12,300,000	10,680,423
4.20%, 02/22/2052 (Callable 08/22/2051)		4,000,000	3,204,378
5.65%, 03/02/2053 (Callable 09/02/2052)		37,200,000	37,104,851
Amrize Finance US LLC, 7.13%, 07/15/2036 (a)		13,596,000	15,640,960
Anglo American Capital PLC
4.75%, 04/10/2027 (a)		7,237,000	7,289,784
4.50%, 03/15/2028 (Callable 12/15/2027) (a)		17,570,000	17,668,587
5.63%, 04/01/2030 (Callable 01/01/2030) (a)		10,439,000	10,895,583
2.63%, 09/10/2030 (Callable 06/10/2030) (a)		35,675,000	32,742,542
5.75%, 04/05/2034 (Callable 01/05/2034) (a)		30,000,000	31,486,263
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)		48,306,000	45,254,503
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039 (Callable 07/23/2038)		20,150,000	20,819,310
Apple, Inc., 2.65%, 05/11/2050 (Callable 11/11/2049)		10,000,000	6,407,247
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)		7,500,000	6,968,376
ArcelorMittal SA
4.55%, 03/11/2026		13,000,000	12,996,869
6.55%, 11/29/2027 (Callable 10/29/2027)		26,009,000	27,138,397
6.80%, 11/29/2032 (Callable 08/29/2032)		25,000,000	27,810,806
6.00%, 06/17/2034 (Callable 03/17/2034)		14,600,000	15,587,671
7.00%, 10/15/2039 (e)		15,906,000	17,863,336
6.75%, 03/01/2041 (e)		7,328,000	7,954,095
6.35%, 06/17/2054 (Callable 12/17/2053)		9,000,000	9,401,770
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 10/11/2025) (a)		8,010,000	7,942,008
5.50%, 08/11/2032 (Callable 05/11/2032) (a)		38,369,000	39,705,964
5.55%, 05/30/2033 (Callable 02/28/2033) (a)		15,000,000	15,471,669
5.95%, 10/15/2033 (Callable 07/15/2033) (a)		21,434,000	22,656,246
5.80%, 04/15/2034 (Callable 01/15/2034) (a)		11,000,000	11,525,521
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044 (a)		70,000,000	70,708,799
AT&T, Inc.
2.55%, 12/01/2033 (Callable 09/01/2033)		22,965,000	19,554,910
5.40%, 02/15/2034 (Callable 11/15/2033)		12,000,000	12,472,140
4.90%, 08/15/2037 (Callable 02/14/2037)		20,000,000	19,503,590
3.50%, 09/15/2053 (Callable 03/15/2053)		10,000,000	6,917,030
5.70%, 11/01/2054 (Callable 05/01/2054)		7,025,000	6,943,266
3.55%, 09/15/2055 (Callable 03/15/2055)		61,006,000	42,040,336
6.05%, 08/15/2056 (Callable 02/15/2056)		14,000,000	14,511,340
3.80%, 12/01/2057 (Callable 06/01/2057)		19,423,000	13,849,522
3.65%, 09/15/2059 (Callable 03/15/2059)		49,359,000	33,746,983
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033) (a)		15,000,000	15,154,043
BAE Systems PLC
1.90%, 02/15/2031 (Callable 11/15/2030) (a)		18,500,000	16,280,168
5.50%, 03/26/2054 (Callable 09/26/2053) (a)		7,200,000	7,301,217
Bayer US Finance II LLC, 4.25%, 12/15/2025 (Callable 10/31/2025) (a)		14,440,000	14,427,357
Bayer US Finance LLC, 6.25%, 01/21/2029 (Callable 12/21/2028) (a)		15,000,000	15,773,012
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027) (a)		61,325,000	61,516,111
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031) (a)		39,493,000	34,122,525
Becton Dickinson & Co.
2.82%, 05/20/2030 (Callable 02/20/2030)		15,000,000	14,056,296
4.88%, 05/15/2044 (Callable 11/15/2043)		6,815,000	6,170,586
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033 (Callable 02/11/2033)		11,825,000	12,033,592
4.46%, 04/01/2048 (Callable 10/01/2047)		1,225,000	1,023,535
Berry Global, Inc.
5.50%, 04/15/2028 (Callable 03/15/2028)		19,345,000	19,889,740
5.80%, 06/15/2031 (Callable 04/15/2031)		31,000,000	32,776,069
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050) (a)		20,009,000	15,132,929
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)		29,081,000	29,264,562
4.45%, 07/15/2027 (Callable 04/15/2027)		15,227,000	15,257,987
4.80%, 05/03/2029 (Callable 02/03/2029)		16,918,000	17,161,628
3.40%, 02/15/2031 (Callable 11/15/2030)		5,825,000	5,454,985
3.60%, 09/01/2032 (Callable 06/01/2032)		25,550,000	23,647,258
5.63%, 08/01/2034 (Callable 05/01/2034)		9,825,000	10,194,247
Boeing Co.
2.20%, 02/04/2026 (Callable 10/11/2025)		47,500,000	47,140,252
5.04%, 05/01/2027 (Callable 03/01/2027)		5,140,000	5,195,063
5.15%, 05/01/2030 (Callable 02/01/2030)		26,150,000	26,833,968
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)		8,900,000	8,624,703
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)		7,200,000	7,351,181
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)		7,600,000	7,689,388
4.89%, 09/11/2033 (Callable 06/11/2033)		8,350,000	8,470,959
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)		10,000,000	7,462,969
British Telecommunications PLC, 9.63%, 12/15/2030 (e)		83,243,000	102,494,935
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029) (a)		6,000,000	5,972,114
4.75%, 04/15/2029 (Callable 01/15/2029)		43,900,000	44,791,893
5.00%, 04/15/2030 (Callable 01/15/2030)		11,000,000	11,335,000
4.15%, 11/15/2030 (Callable 08/15/2030)		6,000,000	5,976,395
4.15%, 04/15/2032 (Callable 01/15/2032) (a)		18,000,000	17,651,972
3.47%, 04/15/2034 (Callable 01/15/2034) (a)		15,000,000	13,689,014
3.14%, 11/15/2035 (Callable 08/15/2035) (a)		12,000,000	10,381,988
3.50%, 02/15/2041 (Callable 08/15/2040) (a)		21,000,000	17,281,467
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029 (Callable 09/01/2029)		11,300,000	10,668,680
Brunswick Corp./DE, 5.85%, 03/18/2029 (Callable 02/18/2029)		20,000,000	20,694,629
Bunge Ltd. Finance Corp.
2.00%, 04/21/2026 (Callable 03/21/2026)		23,641,000	23,362,274
3.25%, 08/15/2026 (Callable 05/15/2026)		5,050,000	5,013,263
4.90%, 04/21/2027 (Callable 03/21/2027)		45,000,000	45,511,759
3.20%, 04/21/2031 (Callable 01/01/2031)		80,745,000	75,620,837
5.25%, 04/21/2032 (Callable 01/01/2032)		16,631,000	17,127,894
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)		3,275,000	2,794,521
Cameron LNG LLC, 3.30%, 01/15/2035 (Callable 09/15/2034) (a)		20,000,000	17,365,974
Canadian Natural Resources Ltd., 6.50%, 02/15/2037		982,000	1,067,962
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)		10,075,000	8,991,327
3.50%, 05/01/2050 (Callable 11/01/2049)		12,000,000	8,801,212
Cargill, Inc., 4.75%, 04/24/2033 (Callable 01/24/2033) (a)		10,200,000	10,327,277
Carlisle Cos., Inc.
2.75%, 03/01/2030 (Callable 12/01/2029)		16,000,000	14,991,387
5.25%, 09/15/2035 (Callable 06/15/2035)		5,000,000	5,060,500
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)		25,975,000	25,423,214
2.72%, 02/15/2030 (Callable 11/15/2029)		6,861,000	6,430,027
2.70%, 02/15/2031 (Callable 11/15/2030)		18,500,000	16,981,019
5.90%, 03/15/2034 (Callable 12/15/2033)		12,423,000	13,330,419
3.38%, 04/05/2040 (Callable 10/05/2039)		10,000,000	8,073,230
6.20%, 03/15/2054 (Callable 09/15/2053)		2,448,000	2,654,427
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)		20,000,000	21,332,715
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030) (a)		20,000,000	18,801,297
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)		9,000,000	8,829,234
Celanese US Holdings LLC
6.83%, 07/15/2029 (Callable 05/15/2029) (e)		9,075,000	9,371,653
7.05%, 11/15/2030 (Callable 09/15/2030) (e)		15,000,000	15,483,495
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041) (a)		51,774,000	41,252,457
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/2027 (Callable 08/02/2027)		12,000,000	11,866,978
Cencora, Inc., 4.63%, 12/15/2027 (Callable 11/15/2027)		15,000,000	15,169,457
CF Industries, Inc., 5.15%, 03/15/2034		3,000,000	3,027,469
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)		5,000,000	4,923,127
6.38%, 10/23/2035 (Callable 04/23/2035)		85,471,000	89,541,938
Charter Communications Operating LLC / Charter Communications Operating Capital
5.05%, 03/30/2029 (Callable 12/30/2028)		36,857,000	37,339,534
6.55%, 06/01/2034 (Callable 03/01/2034)		45,140,000	48,106,449
3.50%, 06/01/2041 (Callable 12/01/2040)		22,375,000	16,324,882
3.50%, 03/01/2042 (Callable 09/01/2041)		11,300,000	8,138,778
4.40%, 12/01/2061 (Callable 06/01/2061)		24,375,000	16,889,638
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)		26,550,000	28,105,765
5.75%, 08/15/2034 (Callable 02/15/2034)		11,750,000	12,215,176
5.55%, 10/30/2035 (Callable 04/30/2035) (a)		8,825,000	9,015,731
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)		10,750,000	10,994,464
Church & Dwight Co., Inc., 5.00%, 06/15/2052 (Callable 12/15/2051)		6,725,000	6,254,723
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031) (a)		25,000,000	22,521,246
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)		13,034,000	12,030,446
4.80%, 08/15/2038 (Callable 02/15/2038)		5,000,000	4,771,201
CNH Industrial Capital LLC
1.88%, 01/15/2026 (Callable 12/15/2025)		20,000,000	19,845,622
4.75%, 03/21/2028 (Callable 02/21/2028)		15,000,000	15,167,209
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)		23,656,000	23,537,569
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (Callable 08/15/2035) (a)		10,000,000	10,073,689
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045 (Callable 12/01/2044)		10,776,000	10,724,705
Columbia Pipelines Holding Co. LLC, 5.10%, 10/01/2031 (Callable 08/01/2031) (a)		10,000,000	10,154,314
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (Callable 08/15/2033) (a)		17,300,000	18,459,728
6.50%, 08/15/2043 (Callable 02/15/2043) (a)		10,000,000	10,665,444
Comcast Corp.
3.55%, 05/01/2028 (Callable 02/01/2028)		9,125,000	9,032,878
3.20%, 07/15/2036 (Callable 01/15/2036)		6,000,000	5,112,099
3.97%, 11/01/2047 (Callable 05/01/2047)		8,622,000	6,737,516
5.35%, 05/15/2053 (Callable 11/15/2052)		19,000,000	17,816,179
2.99%, 11/01/2063 (Callable 05/01/2063)		14,646,000	8,363,114
CommonSpirit Health, 3.35%, 10/01/2029 (Callable 04/01/2029)		17,635,000	17,032,279
Conagra Brands, Inc.
7.13%, 10/01/2026		6,672,000	6,863,152
7.00%, 10/01/2028		4,300,000	4,600,292
5.30%, 11/01/2038 (Callable 05/01/2038)		5,000,000	4,800,380
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)		62,000,000	64,895,162
Constellation Brands, Inc., 4.90%, 05/01/2033 (Callable 02/01/2033)		7,950,000	8,024,311
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)		9,000,000	7,455,169
Cox Communications, Inc.
3.35%, 09/15/2026 (Callable 06/15/2026) (a)		25,300,000	25,113,750
5.70%, 06/15/2033 (Callable 03/15/2033) (a)		5,900,000	6,028,916
4.80%, 02/01/2035 (Callable 08/01/2034) (a)		14,000,000	13,224,436
3.60%, 06/15/2051 (Callable 12/15/2050) (a)		21,000,000	13,649,117
Crown Castle, Inc., 5.10%, 05/01/2033 (Callable 02/01/2033)		20,400,000	20,644,069
CSL Finance PLC, 4.05%, 04/27/2029 (Callable 02/27/2029) (a)		7,500,000	7,479,865
CSX Corp., 4.65%, 03/01/2068 (Callable 09/01/2067)		9,000,000	7,604,894
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)		3,000,000	2,974,341
3.25%, 08/15/2029 (Callable 05/15/2029)		8,000,000	7,669,179
5.30%, 06/01/2033 (Callable 03/01/2033)		6,500,000	6,653,823
4.78%, 03/25/2038 (Callable 09/25/2037)		40,234,000	37,708,805
5.13%, 07/20/2045 (Callable 01/20/2045)		44,155,000	40,082,345
5.05%, 03/25/2048 (Callable 09/25/2047)		42,525,000	37,836,089
5.88%, 06/01/2053 (Callable 12/01/2052)		9,000,000	8,843,410
6.05%, 06/01/2054 (Callable 12/01/2053)		14,225,000	14,389,106
CVS Pass-Through Trust Series 2013, Series 2013, 4.70%, 01/10/2036 (Callable 07/10/2035) (a)		8,418,663	8,057,592
DCP Midstream Operating LP, 5.13%, 05/15/2029 (Callable 02/15/2029)		10,000,000	10,225,829
Dell International LLC / EMC Corp., 5.30%, 10/01/2029 (Callable 07/01/2029)		6,000,000	6,195,628
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)		53,000,000	48,768,057
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030 (e)		8,661,000	10,208,796
Diamondback Energy, Inc., 5.55%, 04/01/2035 (Callable 01/01/2035)		10,500,000	10,779,261
Dignity Health, 5.27%, 11/01/2064		2,921,000	2,641,962
Dollar General Corp., 3.50%, 04/03/2030 (Callable 01/03/2030)		7,000,000	6,723,086
DT Midstream, Inc.
4.13%, 06/15/2029 (Callable 10/31/2025) (a)		8,500,000	8,293,145
5.80%, 12/15/2034 (Callable 09/15/2034) (a)		7,150,000	7,371,581
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)		17,857,000	18,294,776
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)		29,300,000	28,602,772
2.38%, 09/15/2028 (Callable 07/15/2028)		79,300,000	74,739,879
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)		8,700,000	7,841,410
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)		8,500,000	8,374,232
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/2043 (Callable 05/01/2043)		4,017,000	3,613,406
4.60%, 12/15/2044 (Callable 06/15/2044)		3,674,000	3,206,330
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)		18,000,000	18,062,616
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026) (a)		40,000,000	40,517,580
5.64%, 03/13/2027 (Callable 02/13/2027) (a)		10,000,000	10,188,588
6.32%, 12/04/2028 (Callable 11/04/2028) (a)		9,900,000	10,484,476
5.04%, 03/25/2030 (Callable 02/25/2030) (a)		14,000,000	14,280,834
Enbridge Energy Partners LP
7.50%, 04/15/2038		4,500,000	5,310,317
7.38%, 10/15/2045 (Callable 04/15/2045)		20,000,000	23,443,634
Enbridge, Inc., 6.20%, 11/15/2030 (Callable 09/15/2030)		8,725,000	9,415,386
Energy Transfer LP
3.90%, 07/15/2026 (Callable 04/15/2026)		10,000,000	9,979,007
5.50%, 06/01/2027 (Callable 03/01/2027)		7,019,000	7,140,710
4.00%, 10/01/2027 (Callable 07/01/2027)		2,000,000	1,992,879
6.00%, 02/01/2029 (Callable 10/31/2025) (a)		44,900,000	45,538,675
5.25%, 04/15/2029 (Callable 01/15/2029)		22,866,000	23,525,990
3.75%, 05/15/2030 (Callable 02/15/2030)		3,475,000	3,374,469
7.38%, 02/01/2031 (Callable 02/01/2026) (a)		10,450,000	10,914,840
4.90%, 03/15/2035 (Callable 09/15/2034)		4,550,000	4,427,679
5.70%, 04/01/2035 (Callable 01/01/2035)		16,950,000	17,502,222
6.63%, 10/15/2036		15,094,000	16,441,177
5.80%, 06/15/2038 (Callable 12/15/2037)		9,539,000	9,702,792
7.50%, 07/01/2038		20,979,000	24,378,242
6.05%, 06/01/2041 (Callable 12/01/2040)		1,611,000	1,640,940
6.50%, 02/01/2042 (Callable 08/01/2041)		7,603,000	8,052,769
5.95%, 10/01/2043 (Callable 04/01/2043)		3,550,000	3,505,030
6.13%, 12/15/2045 (Callable 06/15/2045)		5,797,000	5,836,285
5.40%, 10/01/2047 (Callable 04/01/2047)		22,425,000	20,526,738
6.00%, 06/15/2048 (Callable 12/15/2047)		13,000,000	12,812,028
6.25%, 04/15/2049 (Callable 10/15/2048)		3,850,000	3,886,230
6.20%, 04/01/2055 (Callable 10/01/2054)		9,000,000	9,054,060
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029) (a)		18,250,000	18,242,630
5.75%, 05/19/2035 (Callable 02/19/2035) (a)		6,675,000	6,952,813
5.95%, 05/15/2054 (Callable 11/15/2053) (a)		11,000,000	10,996,377
Enterprise Products Operating LLC, 5.75%, 03/01/2035		5,630,000	5,946,712
EQT Corp.
5.70%, 04/01/2028 (Callable 03/01/2028)		10,000,000	10,336,200
4.50%, 01/15/2029 (Callable 07/15/2028)		11,066,000	11,067,588
7.00%, 02/01/2030 (Callable 11/01/2029) (e)		5,493,000	5,980,468
7.50%, 06/01/2030 (Callable 12/01/2029)		3,000,000	3,309,375
4.75%, 01/15/2031 (Callable 07/15/2030)		3,000,000	2,993,884
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)		15,000,000	15,334,509
Equinix, Inc.
3.20%, 11/18/2029 (Callable 08/18/2029)		2,000,000	1,915,336
2.15%, 07/15/2030 (Callable 04/15/2030)		7,675,000	6,925,334
ERAC USA Finance LLC, 3.30%, 12/01/2026 (Callable 09/01/2026) (a)		20,625,000	20,420,877
FedEx Corp., 4.95%, 10/17/2048 (Callable 04/17/2048) (a)		15,000,000	12,983,580
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)		12,000,000	12,082,270
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028) (a)		43,025,000	43,245,097
3.25%, 06/02/2030 (Callable 03/02/2030) (a)		28,100,000	26,670,295
4.65%, 04/20/2032 (Callable 01/20/2032) (a)		28,125,000	27,873,743
Fibercop SpA, 7.20%, 07/18/2036 (Callable 04/18/2036) (a)		4,102,000	4,132,264
Fidelity National Information Services, Inc.
5.10%, 07/15/2032 (Callable 04/15/2032)		4,900,000	5,021,574
3.10%, 03/01/2041 (Callable 09/01/2040)		7,100,000	5,360,319
4.50%, 08/15/2046 (Callable 02/15/2046)		23,965,000	20,128,195
Fiserv, Inc.
4.20%, 10/01/2028 (Callable 07/01/2028)		5,000,000	4,997,626
3.50%, 07/01/2029 (Callable 04/01/2029)		4,307,000	4,186,143
2.65%, 06/01/2030 (Callable 03/01/2030)		28,900,000	26,758,209
5.63%, 08/21/2033 (Callable 05/21/2033)		17,000,000	17,847,478
5.15%, 08/12/2034 (Callable 05/12/2034)		20,000,000	20,239,053
4.40%, 07/01/2049 (Callable 01/01/2049)		11,000,000	9,069,505
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)		16,000,000	14,716,961
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)		15,000,000	14,943,456
6.00%, 01/15/2028 (Callable 12/15/2027)		20,000,000	20,661,698
4.88%, 06/15/2029 (Callable 03/15/2029)		30,902,000	31,225,247
4.88%, 05/12/2030 (Callable 02/12/2030)		21,830,000	22,044,887
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (Callable 04/01/2030) (a)		18,500,000	16,982,786
Flowserve Corp., 2.80%, 01/15/2032 (Callable 10/15/2031)		9,625,000	8,521,470
FMC Corp., 3.20%, 10/01/2026 (Callable 08/01/2026)		5,000,000	4,944,651
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)		10,000,000	10,101,163
5.92%, 03/20/2028 (Callable 02/20/2028)		21,475,000	21,842,803
6.80%, 11/07/2028 (Callable 10/07/2028)		15,000,000	15,660,814
5.30%, 09/06/2029 (Callable 08/06/2029)		38,000,000	37,905,326
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)		15,000,000	14,356,111
5.88%, 06/01/2033 (Callable 03/01/2033)		24,000,000	25,446,117
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)		7,000,000	7,706,627
Freeport-McMoRan, Inc.
4.25%, 03/01/2030 (Callable 10/31/2025)		8,000,000	7,908,656
4.63%, 08/01/2030 (Callable 10/31/2025)		5,000,000	4,951,413
5.45%, 03/15/2043 (Callable 09/15/2042)		21,975,000	21,165,894
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026) (a)		4,200,000	4,068,277
3.75%, 06/15/2029 (Callable 03/15/2029) (a)		35,200,000	34,284,359
2.38%, 02/16/2031 (Callable 11/16/2030) (a)		25,000,000	22,076,468
3.00%, 12/01/2031 (Callable 09/01/2031) (a)		10,000,000	8,919,974
GE Capital Funding LLC, 4.55%, 05/15/2032 (Callable 02/15/2032)		10,716,000	10,831,172
General Motors Co., 5.63%, 04/15/2030 (Callable 03/15/2030)		19,775,000	20,501,213
General Motors Financial Co., Inc.
1.25%, 01/08/2026 (Callable 12/08/2025)		19,000,000	18,842,814
5.40%, 04/06/2026		20,000,000	20,110,168
2.35%, 02/26/2027 (Callable 01/26/2027)		11,000,000	10,715,200
5.05%, 04/04/2028		17,600,000	17,882,928
5.80%, 06/23/2028 (Callable 05/23/2028)		30,000,000	31,088,051
5.80%, 01/07/2029 (Callable 12/07/2028)		10,000,000	10,392,552
5.55%, 07/15/2029 (Callable 06/15/2029)		21,000,000	21,684,891
4.90%, 10/06/2029 (Callable 09/06/2029)		12,000,000	12,138,724
5.45%, 07/15/2030 (Callable 06/15/2030)		15,000,000	15,452,809
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)		25,000,000	24,638,672
6.00%, 06/04/2029 (Callable 05/04/2029)		6,400,000	6,658,042
Genuine Parts Co.
4.95%, 08/15/2029 (Callable 07/15/2029)		5,000,000	5,088,234
6.88%, 11/01/2033 (Callable 08/01/2033)		26,375,000	29,528,470
Gilead Sciences, Inc., 4.60%, 09/01/2035 (Callable 03/01/2035)		4,600,000	4,548,366
Glencore Finance Canada Ltd., 5.55%, 10/25/2042 (a)(e)		5,000,000	4,907,036
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)		25,550,000	25,428,460
3.88%, 10/27/2027 (Callable 07/27/2027) (a)		2,000,000	1,983,897
4.88%, 03/12/2029 (Callable 12/12/2028) (a)		11,000,000	11,175,428
5.37%, 04/04/2029 (Callable 03/04/2029) (a)		17,525,000	18,057,700
2.50%, 09/01/2030 (Callable 06/01/2030) (a)		61,437,000	56,045,720
5.70%, 05/08/2033 (Callable 02/08/2033) (a)		20,000,000	21,122,000
5.67%, 04/01/2035 (Callable 01/01/2035) (a)		17,950,000	18,656,010
3.88%, 04/27/2051 (Callable 10/27/2050) (a)		6,000,000	4,515,134
3.38%, 09/23/2051 (Callable 03/23/2051) (a)		6,000,000	4,111,659
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)		6,990,000	6,997,741
2.15%, 01/15/2027 (Callable 12/15/2026)		6,840,000	6,664,746
3.20%, 08/15/2029 (Callable 05/15/2029)		7,500,000	7,122,631
2.90%, 05/15/2030 (Callable 02/15/2030)		14,467,000	13,389,096
Gruma SAB de CV, 5.39%, 12/09/2034 (Callable 10/09/2034) (a)		10,000,000	10,215,000
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (a)		8,250,000	7,428,042
4.70%, 11/10/2047 (Callable 05/10/2047) (a)		25,400,000	22,030,944
4.00%, 09/06/2049 (a)		7,300,000	5,574,249
Harbour Energy PLC, 6.33%, 04/01/2035 (Callable 01/01/2035) (a)		5,000,000	5,134,576
HCA, Inc.
4.50%, 02/15/2027 (Callable 08/15/2026)		15,000,000	15,027,471
4.13%, 06/15/2029 (Callable 03/15/2029)		15,000,000	14,869,997
3.50%, 09/01/2030 (Callable 03/01/2030)		14,405,000	13,759,110
5.50%, 03/01/2032 (Callable 01/01/2032)		12,000,000	12,501,976
3.63%, 03/15/2032 (Callable 12/15/2031)		16,000,000	15,010,431
5.45%, 09/15/2034 (Callable 06/15/2034)		6,000,000	6,154,743
5.75%, 03/01/2035 (Callable 12/01/2034)		10,225,000	10,689,974
4.63%, 03/15/2052 (Callable 09/15/2051)		20,000,000	16,514,984
5.90%, 06/01/2053 (Callable 12/01/2052)		8,275,000	8,170,302
6.00%, 04/01/2054 (Callable 10/01/2053)		13,925,000	13,952,272
6.20%, 03/01/2055 (Callable 09/01/2054)		5,700,000	5,884,010
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)		10,000,000	9,957,856
Hewlett Packard Enterprise Co.
4.15%, 09/15/2028 (Callable 08/15/2028)		12,000,000	11,986,433
4.85%, 10/15/2031 (Callable 08/15/2031)		6,500,000	6,567,866
5.60%, 10/15/2054 (Callable 04/15/2054)		18,000,000	17,214,547
HF Sinclair Corp.
5.00%, 02/01/2028 (Callable 10/11/2025)		23,037,000	23,086,099
4.50%, 10/01/2030 (Callable 07/01/2030)		8,000,000	7,881,738
5.75%, 01/15/2031 (Callable 12/15/2030)		13,875,000	14,360,984
5.50%, 09/01/2032 (Callable 07/01/2032)		5,000,000	5,082,420
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)		35,000,000	34,331,568
Hubbell, Inc., 3.15%, 08/15/2027 (Callable 05/15/2027)		11,700,000	11,489,773
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)		35,838,000	33,659,200
Hyatt Hotels Corp., 5.75%, 03/30/2032 (Callable 01/30/2032)		15,000,000	15,643,799
Hyundai Capital America
1.65%, 09/17/2026 (Callable 08/17/2026) (a)		22,550,000	22,000,651
5.28%, 06/24/2027 (a)		26,000,000	26,400,937
4.88%, 11/01/2027 (a)		30,300,000	30,638,328
5.68%, 06/26/2028 (Callable 05/26/2028) (a)		36,375,000	37,544,721
6.10%, 09/21/2028 (Callable 08/21/2028) (a)		40,000,000	41,834,247
4.55%, 09/26/2029 (Callable 08/26/2029) (a)		30,000,000	30,059,272
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)		26,775,000	25,110,047
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)		5,000,000	5,111,824
4.90%, 08/05/2052 (Callable 02/05/2052)		10,000,000	8,601,151
5.70%, 02/10/2053 (Callable 08/10/2052)		7,175,000	6,938,751
International Business Machines Corp., 4.15%, 05/15/2039		11,325,000	10,166,929
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027) (a)		5,394,000	5,131,741
IQVIA, Inc.
5.70%, 05/15/2028 (Callable 04/15/2028)		8,475,000	8,743,657
6.25%, 02/01/2029 (Callable 01/01/2029)		12,000,000	12,631,620
J M Smucker Co.
2.38%, 03/15/2030 (Callable 12/15/2029)		9,125,000	8,426,551
6.50%, 11/15/2053 (Callable 05/15/2053)		3,950,000	4,358,171
JAB Holdings BV
2.20%, 11/23/2030 (Callable 08/23/2030) (a)		7,426,000	6,520,246
3.75%, 05/28/2051 (Callable 11/28/2050) (a)		11,750,000	8,147,512
4.50%, 04/08/2052 (Callable 10/08/2051) (a)		9,000,000	7,111,491
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028 (Callable 07/18/2028)		31,750,000	33,526,418
5.90%, 03/01/2033 (Callable 12/01/2032)		16,784,000	17,744,681
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
6.25%, 03/01/2056 (Callable 09/01/2055) (a)		23,000,000	23,583,970
6.38%, 04/15/2066 (Callable 10/15/2065) (a)		10,000,000	10,280,400
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 02/02/2029 (Callable 12/02/2028)		10,000,000	9,585,507
3.00%, 05/15/2032 (Callable 02/15/2032)		18,525,000	16,573,838
5.75%, 04/01/2033 (Callable 01/01/2033)		36,150,000	37,752,529
6.75%, 03/15/2034 (Callable 12/15/2033)		12,750,000	14,095,170
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (Callable 01/20/2035) (a)		12,000,000	12,606,028
Johnson Controls International PLC
6.00%, 01/15/2036		892,000	972,527
4.50%, 02/15/2047 (Callable 08/15/2046)		4,400,000	3,809,386
4.95%, 07/02/2064 (Callable 01/02/2064) (e)		4,029,000	3,511,376
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)		8,675,000	9,313,336
Kellanova, 2.10%, 06/01/2030 (Callable 03/01/2030)		20,000,000	18,130,210
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)		17,650,000	17,360,693
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)		36,562,000	36,731,173
4.95%, 10/15/2034 (Callable 07/15/2034)		10,000,000	10,063,273
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031) (a)		19,321,000	17,542,599
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033		8,103,000	9,269,060
5.80%, 03/15/2035		2,150,000	2,252,925
6.50%, 02/01/2037		6,400,000	6,929,440
6.95%, 01/15/2038		14,008,000	15,751,556
6.50%, 09/01/2039		5,359,000	5,801,860
7.50%, 11/15/2040		8,317,000	9,750,903
Kinder Morgan, Inc.
8.05%, 10/15/2030		3,670,000	4,218,359
7.80%, 08/01/2031		16,745,000	19,424,524
7.75%, 01/15/2032		44,260,000	51,465,040
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)		3,000,000	3,324,550
Kraft Heinz Foods Co.
5.00%, 07/15/2035 (Callable 01/15/2035)		10,613,000	10,530,606
7.13%, 08/01/2039 (a)		1,425,000	1,625,587
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)		17,300,000	16,896,929
2.70%, 10/15/2028 (Callable 08/15/2028)		50,000,000	47,629,557
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)		20,500,000	21,367,940
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)		47,279,000	47,130,508
2.30%, 02/15/2031 (Callable 11/15/2030)		8,175,000	7,294,549
5.40%, 03/15/2032 (Callable 01/15/2032)		13,000,000	13,505,480
7.13%, 07/01/2032		5,000,000	5,592,674
5.75%, 03/15/2033 (Callable 12/15/2032)		23,000,000	24,291,995
Lennar Corp., 5.20%, 07/30/2030 (Callable 06/30/2030)		11,000,000	11,329,516
LG Energy Solution Ltd.
5.50%, 07/02/2034 (a)		18,000,000	18,228,820
5.88%, 04/02/2035 (a)		7,500,000	7,748,522
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)		12,000,000	12,403,211
Lowe's Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)		3,450,000	3,481,571
LYB International Finance III LLC
2.25%, 10/01/2030 (Callable 07/01/2030)		5,925,000	5,289,312
5.50%, 03/01/2034 (Callable 12/01/2033)		15,000,000	15,086,747
Marathon Petroleum Corp.
5.15%, 03/01/2030 (Callable 02/01/2030)		14,200,000	14,594,498
4.75%, 09/15/2044 (Callable 03/15/2044)		1,950,000	1,678,361
Marriott International, Inc./MD
5.00%, 10/15/2027 (Callable 09/15/2027)		12,950,000	13,175,357
4.90%, 04/15/2029 (Callable 03/15/2029)		10,000,000	10,208,331
4.80%, 03/15/2030 (Callable 02/15/2030)		15,000,000	15,274,738
5.35%, 03/15/2035 (Callable 12/15/2034)		15,000,000	15,340,863
Marshfield Clinic Health System, Inc., 2.70%, 02/15/2030 (Callable 08/15/2029)		23,125,000	21,396,971
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)		6,200,000	5,761,626
6.25%, 05/01/2037		893,000	954,549
MasTec, Inc.
4.50%, 08/15/2028 (Callable 10/31/2025) (a)		5,000,000	4,986,583
5.90%, 06/15/2029 (Callable 05/15/2029)		10,000,000	10,466,755
Mercedes-Benz Finance North America LLC, 5.25%, 11/29/2027 (a)		8,225,000	8,412,577
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)		7,550,000	7,666,039
Microsoft Corp., 2.92%, 03/17/2052 (Callable 09/17/2051)		3,125,000	2,119,457
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029) (a)		36,022,000	36,178,709
Mohawk Industries, Inc.
5.85%, 09/18/2028 (Callable 08/18/2028)		13,300,000	13,895,654
3.63%, 05/15/2030 (Callable 02/15/2030)		10,000,000	9,632,902
Mosaic Co.
5.45%, 11/15/2033 (Callable 05/15/2033)		2,000,000	2,063,970
4.88%, 11/15/2041 (Callable 05/15/2041)		5,000,000	4,549,189
MPLX LP
4.13%, 03/01/2027 (Callable 12/01/2026)		11,975,000	11,958,135
2.65%, 08/15/2030 (Callable 05/15/2030)		22,125,000	20,312,575
5.00%, 01/15/2033 (Callable 11/15/2032)		9,675,000	9,651,426
5.00%, 03/01/2033 (Callable 12/01/2032)		10,000,000	10,002,485
5.50%, 06/01/2034 (Callable 03/01/2034)		25,000,000	25,477,276
4.50%, 04/15/2038 (Callable 10/15/2037)		8,725,000	7,891,860
5.95%, 04/01/2055 (Callable 10/01/2054)		11,450,000	11,193,394
MSCI, Inc.
3.63%, 09/01/2030 (Callable 10/31/2025) (a)		11,186,000	10,676,578
3.88%, 02/15/2031 (Callable 10/31/2025) (a)		16,031,000	15,359,949
Mylan, Inc.
4.55%, 04/15/2028 (Callable 01/15/2028)		17,505,000	17,436,735
5.20%, 04/15/2048 (Callable 10/15/2047)		9,000,000	7,374,379
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027) (a)		32,000,000	32,077,914
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027 (a)		26,800,000	26,768,242
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)		18,000,000	18,097,944
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)		17,000,000	11,523,149
Nova Southeastern University, Inc., 4.81%, 04/01/2053		7,200,000	6,168,387
Nutrien Ltd., 4.20%, 04/01/2029 (Callable 01/01/2029)		7,000,000	6,989,434
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)		32,634,000	32,752,727
5.65%, 05/15/2033 (Callable 02/15/2033)		5,000,000	5,220,705
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.65%, 02/15/2032 (Callable 11/15/2031)		10,000,000	8,895,016
Occidental Petroleum Corp.
8.88%, 07/15/2030 (Callable 01/15/2030)		29,260,000	33,805,219
7.50%, 05/01/2031		28,703,000	32,239,066
7.88%, 09/15/2031		6,320,000	7,186,151
5.55%, 10/01/2034 (Callable 07/01/2034)		20,400,000	20,698,227
6.45%, 09/15/2036		58,151,000	61,795,149
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)		26,620,000	22,367,506
ONEOK, Inc., 3.95%, 03/01/2050 (Callable 09/01/2049)		5,100,000	3,754,356
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)		26,225,000	25,711,828
6.25%, 11/09/2032 (Callable 08/09/2032)		18,000,000	19,560,545
3.85%, 07/15/2036 (Callable 01/15/2036)		7,500,000	6,678,505
4.50%, 07/08/2044 (Callable 01/08/2044)		3,000,000	2,561,635
4.00%, 11/15/2047 (Callable 05/15/2047)		10,250,000	7,943,693
3.95%, 03/25/2051 (Callable 09/25/2050)		3,300,000	2,453,577
6.90%, 11/09/2052 (Callable 05/09/2052)		65,400,000	72,767,350
5.95%, 09/26/2055 (Callable 03/26/2055)		13,300,000	13,259,087
Orange SA, 9.00%, 03/01/2031 (e)		29,519,000	35,864,366
PeaceHealth Obligated Group, 3.22%, 11/15/2050 (Callable 05/15/2050)		7,200,000	4,655,783
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.88%, 11/15/2027 (Callable 10/15/2027) (a)		12,000,000	12,376,058
5.55%, 05/01/2028 (Callable 04/01/2028) (a)		24,065,000	24,780,170
6.05%, 08/01/2028 (Callable 07/01/2028) (a)		25,000,000	26,103,787
5.35%, 03/30/2029 (Callable 02/28/2029) (a)		7,500,000	7,713,170
5.25%, 07/01/2029 (Callable 06/01/2029) (a)		20,000,000	20,565,595
3.35%, 11/01/2029 (Callable 08/01/2029) (a)		2,199,000	2,106,639
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030 (Callable 03/15/2030) (e)		10,000,000	9,759,632
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)		18,650,000	18,023,110
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)		12,000,000	10,712,468
5.88%, 05/01/2042		6,000,000	6,154,228
4.88%, 11/15/2044 (Callable 05/15/2044)		26,130,000	23,313,800
Phillips 66 Co.
3.55%, 10/01/2026 (Callable 07/01/2026)		7,000,000	6,956,917
3.15%, 12/15/2029 (Callable 09/15/2029)		12,000,000	11,468,015
Pilgrim's Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)		39,117,000	41,755,050
6.88%, 05/15/2034 (Callable 02/15/2034)		18,000,000	19,873,620
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029 (Callable 09/15/2029)		10,000,000	9,655,223
4.70%, 01/15/2031 (Callable 12/15/2030)		10,000,000	10,021,286
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)		33,267,000	32,776,895
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)		8,275,000	7,725,085
5.25%, 08/09/2034 (Callable 05/09/2034)		10,000,000	10,252,020
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027) (a)		84,730,000	83,253,336
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)		31,017,000	32,084,982
6.30%, 02/15/2030 (Callable 12/15/2029)		5,000,000	5,301,495
6.40%, 04/15/2033 (Callable 01/15/2033)		23,129,000	24,830,052
Reliance Industries Ltd., 2.88%, 01/12/2032 (a)		26,000,000	23,610,364
Reliance, Inc.
2.15%, 08/15/2030 (Callable 05/15/2030)		10,000,000	8,975,453
6.85%, 11/15/2036		6,100,000	6,862,645
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)		10,000,000	10,257,631
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)		24,200,000	23,143,413
3.63%, 03/15/2051 (Callable 09/15/2050)		12,000,000	8,495,424
Rio Tinto Alcan, Inc., 5.75%, 06/01/2035		446,000	477,027
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)		13,000,000	12,280,284
4.50%, 03/15/2042 (Callable 09/15/2041)		9,150,000	7,965,929
5.45%, 10/01/2043 (Callable 04/01/2043)		16,560,000	15,883,140
Royalty Pharma PLC, 5.20%, 09/25/2035 (Callable 06/25/2035)		41,050,000	41,015,148
RPM International, Inc., 2.95%, 01/15/2032 (Callable 10/15/2031)		8,050,000	7,265,164
RTX Corp.
3.50%, 03/15/2027 (Callable 12/15/2026)		9,578,000	9,500,781
2.25%, 07/01/2030 (Callable 04/01/2030)		24,375,000	22,324,573
4.35%, 04/15/2047 (Callable 10/15/2046)		9,175,000	7,857,419
3.13%, 07/01/2050 (Callable 01/01/2050)		6,000,000	4,080,157
Ryder System, Inc.
5.65%, 03/01/2028 (Callable 02/01/2028)		14,110,000	14,611,057
5.25%, 06/01/2028 (Callable 05/01/2028)		12,000,000	12,326,099
4.90%, 12/01/2029 (Callable 11/01/2029)		15,000,000	15,333,265
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)		43,842,000	43,994,930
5.90%, 09/15/2037 (Callable 03/15/2037)		9,723,900	10,224,907
Samarco Mineracao SA, 9.50% (or 9.50% PIK), 06/30/2031 (Callable 10/16/2025) (a)		5,526,571	5,555,254
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031) (a)		9,000,000	8,401,060
6.88%, 09/19/2033 (Callable 06/19/2033) (a)		19,600,000	21,555,629
Sealed Air Corp., 1.57%, 10/15/2026 (Callable 09/15/2026) (a)		8,550,000	8,284,879
Shell Finance US, Inc., 4.13%, 05/11/2035		10,000,000	9,603,311
SK Hynix, Inc., 1.50%, 01/19/2026 (a)		21,852,000	21,662,740
SK Telecom Co. Ltd., 6.63%, 07/20/2027 (a)		1,339,000	1,393,404
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)		27,625,000	24,694,854
5.40%, 03/20/2034 (Callable 12/20/2033)		15,000,000	15,486,748
Smithfield Foods, Inc.
3.00%, 10/15/2030 (Callable 07/15/2030) (a)		10,000,000	9,136,200
2.63%, 09/13/2031 (Callable 06/13/2031) (a)		20,000,000	17,519,288
Smurfit Westrock Financing DAC, 5.42%, 01/15/2035 (Callable 10/15/2034)		10,000,000	10,304,706
Solventum Corp.
5.60%, 03/23/2034 (Callable 12/23/2033)		30,000,000	31,233,881
5.90%, 04/30/2054 (Callable 10/30/2053)		34,097,000	35,017,855
Southern Copper Corp., 7.50%, 07/27/2035		5,000,000	5,916,110
Spectra Energy Partners LP, 4.50%, 03/15/2045 (Callable 09/15/2044)		12,000,000	10,278,381
Sprint Capital Corp., 6.88%, 11/15/2028		21,552,000	23,182,372
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)		2,852,000	2,963,473
Steel Dynamics, Inc., 3.25%, 01/15/2031 (Callable 10/15/2030)		7,000,000	6,613,075
Stellantis Finance US, Inc.
5.63%, 01/12/2028 (Callable 12/12/2027) (a)		13,750,000	13,987,227
5.35%, 03/17/2028 (Callable 02/17/2028) (a)		5,193,000	5,258,609
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)		7,500,000	5,520,011
Suntory Global Spirits, Inc., 6.63%, 07/15/2028		21,270,000	22,414,329
Syensqo Finance America LLC, 5.85%, 06/04/2034 (Callable 03/04/2034) (a)		13,000,000	13,588,397
Synopsys, Inc., 5.70%, 04/01/2055 (Callable 10/01/2054)		15,000,000	15,138,462
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)		4,000,000	4,239,971
6.60%, 04/01/2050 (Callable 10/01/2049)		12,455,000	13,841,034
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050 (Callable 01/09/2050)		10,000,000	6,768,562
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)		15,925,000	16,175,961
6.13%, 03/15/2033 (Callable 12/15/2032)		22,200,000	23,608,797
5.55%, 08/15/2035 (Callable 05/15/2035)		26,250,000	26,772,896
5.65%, 02/15/2036 (Callable 11/15/2035)		23,275,000	23,831,593
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)		30,327,000	30,152,558
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)		34,843,000	34,065,388
Telecom Italia Capital SA, 7.20%, 07/18/2036		1,373,000	1,481,840
Teledyne FLIR LLC, 2.50%, 08/01/2030 (Callable 05/01/2030)		7,000,000	6,404,709
Telefonica Emisiones SA
4.67%, 03/06/2038		10,760,000	9,799,949
5.21%, 03/08/2047		33,100,000	29,753,103
4.90%, 03/06/2048		29,050,000	24,937,153
5.52%, 03/01/2049 (Callable 09/01/2048)		3,775,000	3,509,200
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026		5,888,000	5,783,326
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)		19,675,000	18,512,241
Time Warner Cable LLC
6.55%, 05/01/2037		893,000	928,954
6.75%, 06/15/2039		2,767,000	2,894,892
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)		6,550,000	6,579,392
4.13%, 04/01/2032 (Callable 01/01/2032)		9,185,000	8,794,957
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 10/11/2025)		10,350,000	10,049,122
3.88%, 04/15/2030 (Callable 01/15/2030)		119,330,000	117,013,629
2.55%, 02/15/2031 (Callable 11/15/2030)		20,000,000	18,172,414
3.50%, 04/15/2031 (Callable 04/15/2026)		7,000,000	6,658,656
4.38%, 04/15/2040 (Callable 10/15/2039)		24,900,000	22,483,190
5.65%, 01/15/2053 (Callable 07/15/2052)		13,250,000	13,091,598
3.60%, 11/15/2060 (Callable 05/15/2060)		19,700,000	13,382,306
Trane Technologies Financing Ltd., 5.25%, 03/03/2033 (Callable 12/03/2032)		12,300,000	12,798,351
TransCanada PipeLines Ltd.
6.20%, 10/15/2037		8,400,000	9,001,441
7.63%, 01/15/2039		21,327,000	25,506,179
Transcontinental Gas Pipe Line Co. LLC
7.25%, 12/01/2026		3,500,000	3,607,514
4.60%, 03/15/2048 (Callable 09/15/2047)		5,150,000	4,468,287
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (a)		21,000,000	20,735,778
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)		10,000,000	8,928,990
TTX Co., 4.60%, 02/01/2049 (Callable 08/01/2048) (a)		8,325,000	7,391,296
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)		10,000,000	9,227,084
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 12/15/2025) (a)		45,000,000	46,336,905
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)		24,000,000	23,432,437
2.65%, 10/15/2030 (Callable 07/15/2030)		10,000,000	9,028,127
5.05%, 10/15/2034 (Callable 07/15/2034)		10,000,000	9,760,113
UPMC, 5.04%, 05/15/2033 (Callable 02/15/2033)		9,275,000	9,449,221
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)		22,757,000	22,654,212
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)		28,721,000	27,622,344
6.13%, 06/12/2033 (Callable 03/12/2033)		42,450,000	45,332,737
6.88%, 11/21/2036		45,621,000	51,205,740
6.40%, 06/28/2054 (Callable 12/28/2053)		28,550,000	29,347,173
Valero Energy Corp.
2.15%, 09/15/2027 (Callable 07/15/2027)		14,150,000	13,622,975
4.00%, 04/01/2029 (Callable 01/01/2029)		15,475,000	15,289,735
6.63%, 06/15/2037		2,100,000	2,328,621
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027) (a)		23,850,000	24,055,015
7.50%, 01/15/2028 (Callable 12/15/2027) (a)		65,430,000	69,343,129
8.00%, 11/15/2032 (Callable 08/15/2032) (a)		15,000,000	17,408,108
6.50%, 05/22/2035 (Callable 02/22/2035) (a)		20,000,000	21,266,130
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (Callable 02/15/2029) (a)		24,825,000	23,790,680
6.25%, 01/15/2030 (Callable 10/15/2029) (a)		40,200,000	41,910,510
Verizon Communications, Inc.
2.55%, 03/21/2031 (Callable 12/21/2030)		4,430,000	4,027,800
2.36%, 03/15/2032 (Callable 12/15/2031)		5,650,000	4,954,712
4.50%, 08/10/2033		16,325,000	16,088,833
4.27%, 01/15/2036		17,148,000	16,083,805
5.25%, 03/16/2037		28,793,000	29,096,178
5.40%, 07/02/2037 (Callable 04/02/2037) (a)		3,100,000	3,149,476
4.81%, 03/15/2039		37,323,000	35,596,493
2.65%, 11/20/2040 (Callable 05/20/2040)		10,000,000	7,232,559
3.40%, 03/22/2041 (Callable 09/22/2040)		4,250,000	3,357,961
4.86%, 08/21/2046		2,500,000	2,274,708
3.70%, 03/22/2061 (Callable 09/22/2060)		13,725,000	9,667,809
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)		13,083,000	9,976,886
4.00%, 06/22/2050 (Callable 12/22/2049)		40,600,000	27,698,272
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)		35,000,000	35,294,267
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/2028 (Callable 10/15/2027) (a)		16,749,000	16,714,510
Videotron Ltd.
3.63%, 06/15/2029 (Callable 10/31/2025) (a)		11,115,000	10,775,645
5.70%, 01/15/2035 (Callable 10/15/2034) (a)		20,000,000	20,381,592
Viper Energy Partners LLC, 4.90%, 08/01/2030 (Callable 07/01/2030)		5,000,000	5,037,283
Vodafone Group PLC
7.88%, 02/15/2030		301,000	343,717
5.00%, 05/30/2038		6,800,000	6,701,745
5.63%, 02/10/2053 (Callable 08/10/2052)		10,000,000	9,733,429
5.75%, 02/10/2063 (Callable 08/10/2062)		5,000,000	4,869,701
Volkswagen Group of America Finance LLC
5.05%, 03/27/2028 (Callable 02/27/2028) (a)		20,900,000	21,173,047
4.55%, 09/11/2028 (Callable 08/11/2028) (a)		14,900,000	14,948,330
6.20%, 11/16/2028 (Callable 10/16/2028) (a)		30,000,000	31,404,256
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)		4,921,000	4,681,133
2.95%, 04/01/2031 (Callable 01/01/2031)		5,275,000	4,818,159
Vulcan Materials Co., 4.70%, 03/01/2048 (Callable 09/01/2047)		3,446,000	3,063,363
Warnermedia Holdings, Inc.
4.05%, 03/15/2029 (Callable 01/15/2029)		5,000,000	4,825,000
4.28%, 03/15/2032 (Callable 12/15/2031)		34,215,000	31,349,494
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030) (a)		32,000,000	32,919,848
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)		850,000	849,504
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029) (e)		10,500,000	10,248,921
6.15%, 04/01/2033 (Callable 01/01/2033)		4,550,000	4,806,713
5.45%, 11/15/2034 (Callable 08/15/2034)		20,000,000	20,026,760
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)		28,315,000	28,069,181
4.70%, 09/15/2028 (Callable 06/15/2028) (e)		4,739,000	4,805,048
WestRock MWV LLC, 8.20%, 01/15/2030		7,963,000	9,120,544
Whistler Pipeline LLC
5.40%, 09/30/2029 (Callable 08/30/2029) (a)		10,000,000	10,284,403
5.70%, 09/30/2031 (Callable 07/30/2031) (a)		13,775,000	14,320,305
5.95%, 09/30/2034 (Callable 06/30/2034) (a)		7,395,000	7,622,001
Williams Cos., Inc.
7.75%, 06/15/2031		3,400,000	3,919,254
8.75%, 03/15/2032 (e)		5,750,000	6,977,114
6.30%, 04/15/2040		8,417,000	9,115,148
4.85%, 03/01/2048 (Callable 09/01/2047)		7,000,000	6,207,312
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028) (a)		36,118,000	36,093,910
5.40%, 05/19/2030 (Callable 04/19/2030)		6,362,000	6,533,363
5.10%, 09/12/2034 (Callable 06/12/2034)		26,000,000	25,801,326
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026) (a)		23,500,000	23,375,983
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034 (Callable 06/15/2034)		30,000,000	30,715,085
5.75%, 11/30/2039		11,967,000	12,336,481
			10,006,215,181

Utilities - 1.4%
Ameren Corp.
3.50%, 01/15/2031 (Callable 10/15/2030)		20,000,000	19,090,850
5.38%, 03/15/2035 (Callable 12/15/2034)		41,650,000	42,763,384
American Electric Power Co., Inc., 3.25%, 03/01/2050 (Callable 09/01/2049)		10,175,000	6,820,019
Berkshire Hathaway Energy Co.
3.70%, 07/15/2030 (Callable 04/15/2030)		18,425,000	18,038,553
2.85%, 05/15/2051 (Callable 11/15/2050)		13,675,000	8,679,224
4.60%, 05/01/2053 (Callable 11/01/2052)		21,825,000	18,760,288
Commonwealth Edison Co., 3.85%, 03/15/2052 (Callable 09/15/2051)		6,050,000	4,611,604
Constellation Energy Generation LLC
5.60%, 03/01/2028 (Callable 02/01/2028)		12,600,000	13,021,635
5.80%, 03/01/2033 (Callable 12/01/2032)		5,000,000	5,341,418
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)		9,400,000	6,984,428
Dominion Energy, Inc., 3.38%, 04/01/2030 (Callable 01/01/2030)		10,000,000	9,605,151
DTE Electric Co., 5.40%, 04/01/2053 (Callable 10/01/2052)		9,375,000	9,293,206
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)		19,000,000	19,329,230
5.10%, 03/01/2029 (Callable 02/01/2029)		12,500,000	12,808,129
Duke Energy Corp.
3.50%, 06/15/2051 (Callable 12/15/2050)		4,495,000	3,167,321
6.10%, 09/15/2053 (Callable 03/15/2053)		13,600,000	14,314,896
5.80%, 06/15/2054 (Callable 12/15/2053)		7,100,000	7,172,962
Duke Energy Indiana LLC, 5.40%, 04/01/2053 (Callable 10/01/2052)		7,000,000	6,849,722
Duke Energy Ohio, Inc., 5.25%, 04/01/2033 (Callable 01/01/2033)		5,000,000	5,178,348
Duke Energy Progress LLC, 4.00%, 04/01/2052 (Callable 10/01/2051)		9,600,000	7,564,882
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (Callable 05/01/2027) (a)		5,350,000	5,240,429
2.53%, 10/01/2030 (Callable 07/01/2030) (a)		2,550,000	2,291,879
2.78%, 01/07/2032 (Callable 10/07/2031) (a)		2,810,000	2,489,150
Enel Finance International NV
3.50%, 04/06/2028 (a)		8,000,000	7,854,166
5.00%, 09/30/2035 (Callable 06/30/2035) (a)		17,350,000	17,096,994
6.80%, 09/15/2037 (a)		8,440,000	9,481,765
4.75%, 05/25/2047 (a)		66,700,000	57,772,246
7.75%, 10/14/2052 (Callable 04/14/2052) (a)		10,000,000	12,315,026
Engie SA, 5.88%, 04/10/2054 (Callable 10/10/2053) (a)		6,300,000	6,516,129
Essential Utilities, Inc.
2.70%, 04/15/2030 (Callable 01/15/2030)		14,100,000	13,126,192
5.25%, 08/15/2035 (Callable 05/15/2035)		10,000,000	10,048,867
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034) (a)		13,700,000	14,137,977
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)		9,925,000	8,713,333
Exelon Corp.
4.05%, 04/15/2030 (Callable 01/15/2030)		8,900,000	8,803,646
4.95%, 06/15/2035 (Callable 12/15/2034)		3,500,000	3,458,261
4.10%, 03/15/2052 (Callable 09/15/2051)		5,000,000	3,909,731
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)		28,100,000	27,644,733
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)		4,300,000	3,863,911
3.40%, 03/01/2050 (Callable 09/01/2049)		15,000,000	10,472,188
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (Callable 03/01/2028) (a)		8,125,000	8,308,576
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028) (a)		10,000,000	9,608,913
Interstate Power and Light Co., 2.30%, 06/01/2030 (Callable 03/01/2030)		9,350,000	8,541,741
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)		25,581,000	25,111,245
2.95%, 05/14/2030 (Callable 02/14/2030) (a)		10,000,000	9,371,850
5.65%, 05/09/2034 (Callable 02/09/2034) (a)		7,000,000	7,288,334
KeySpan Corp., 8.00%, 11/15/2030		6,500,000	7,428,693
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028) (a)		11,350,000	11,703,440
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030) (a)		10,000,000	8,923,825
Massachusetts Electric Co., 5.87%, 02/26/2054 (Callable 08/26/2053) (a)		10,000,000	10,123,071
MidAmerican Energy Co., 5.85%, 09/15/2054 (Callable 03/15/2054)		9,850,000	10,370,969
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)		10,000,000	10,348,372
5.42%, 01/11/2034 (Callable 10/11/2033)		12,410,000	12,871,296
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032		4,659,000	5,527,227
Niagara Mohawk Power Corp.
5.66%, 01/17/2054 (Callable 07/17/2053) (a)		7,000,000	6,939,810
6.00%, 07/03/2055 (Callable 01/03/2055) (a)		9,875,000	10,190,413
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)		15,000,000	15,469,570
3.60%, 05/01/2030 (Callable 02/01/2030)		7,035,000	6,812,386
5.35%, 04/01/2034 (Callable 01/01/2034)		13,475,000	13,873,427
5.25%, 02/15/2043 (Callable 08/15/2042)		5,779,000	5,613,779
3.95%, 03/30/2048 (Callable 09/30/2047)		11,750,000	9,341,158
5.85%, 04/01/2055 (Callable 10/01/2054)		11,700,000	11,865,318
NorthWestern Corp., 5.07%, 03/21/2030 (Callable 02/21/2030) (a)		7,325,000	7,503,180
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)		5,550,000	5,542,108
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)		9,500,000	8,912,367
PSEG Power LLC, 5.20%, 05/15/2030 (Callable 04/15/2030) (a)		14,700,000	15,080,813
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053) (a)		20,000,000	20,752,877
Southern Co.
5.70%, 10/15/2032 (Callable 04/15/2032)		7,000,000	7,412,264
4.25%, 07/01/2036 (Callable 01/01/2036)		5,525,000	5,133,870
Southern Co. Gas Capital Corp.
5.15%, 09/15/2032 (Callable 03/15/2032)		17,100,000	17,550,599
3.15%, 09/30/2051 (Callable 03/30/2051)		7,850,000	5,122,568
Tucson Electric Power Co., 5.50%, 04/15/2053 (Callable 10/15/2052)		5,400,000	5,275,813
Xcel Energy, Inc., 3.40%, 06/01/2030 (Callable 12/01/2029)		15,000,000	14,378,492
			802,930,237
TOTAL CORPORATE BONDS (Cost $20,643,952,199)			20,299,521,057

U.S. TREASURY SECURITIES - 29.6%		Par	Value
United States Treasury Note/Bond
4.63%, 06/15/2027		112,075,000	113,856,818
3.13%, 08/31/2027		105,400,000	104,424,227
3.88%, 11/30/2027		669,925,000	673,457,809
4.00%, 12/15/2027		190,000,000	191,558,593
4.25%, 01/15/2028		1,129,850,000	1,145,253,030
3.75%, 04/15/2028		582,725,000	584,500,493
3.63%, 08/15/2028		635,825,000	635,825,000
1.13%, 08/31/2028		56,125,000	52,264,214
2.38%, 03/31/2029		808,650,000	774,850,953
2.75%, 05/31/2029		301,300,000	291,825,528
3.88%, 12/31/2029		217,750,000	219,144,961
4.13%, 08/31/2030		207,800,000	211,282,273
4.38%, 11/30/2030		327,450,000	336,697,905
4.00%, 01/31/2031		366,825,000	370,650,871
1.38%, 11/15/2031		650,850,000	563,341,187
1.88%, 02/15/2032		807,425,000	716,337,367
2.88%, 05/15/2032		741,625,000	697,243,379
4.00%, 06/30/2032		486,200,000	488,706,969
3.50%, 02/15/2033		97,125,000	94,290,923
4.38%, 05/15/2034		126,075,000	128,990,484
4.63%, 02/15/2035		233,875,000	243,047,285
1.13%, 08/15/2040		65,000,000	40,990,625
1.38%, 11/15/2040		346,525,000	226,080,492
2.25%, 05/15/2041		567,400,000	420,385,775
1.75%, 08/15/2041		662,350,000	449,414,821
2.00%, 11/15/2041		435,675,000	305,959,574
2.38%, 02/15/2042		1,084,050,000	803,297,983
3.38%, 08/15/2042		835,525,000	711,893,410
3.88%, 02/15/2043		256,500,000	232,803,809
2.88%, 05/15/2043		1,053,870,000	825,641,278
3.88%, 05/15/2043		964,700,000	873,844,853
4.63%, 05/15/2044		335,950,000	333,495,989
2.50%, 02/15/2045		795,700,000	569,951,205
2.88%, 05/15/2049		596,250,000	434,983,008
2.25%, 08/15/2049		73,350,000	46,817,930
2.38%, 05/15/2051		939,275,000	604,291,382
2.88%, 05/15/2052		953,700,000	680,554,359
4.75%, 11/15/2053		70,000,000	70,079,297
4.25%, 02/15/2054		365,875,000	337,719,777
TOTAL U.S. TREASURY SECURITIES (Cost $17,254,142,942)			16,605,755,836

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.5%		Par	Value
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039		1,090,170	1,097,133
Pool A90316, 4.50%, 12/01/2039		5,183,733	5,213,644
Pool A91387, 5.00%, 03/01/2040		250,235	256,571
Pool A93996, 4.50%, 09/01/2040		771,629	773,465
Pool A96413, 4.00%, 01/01/2041		7,255,362	7,081,456
Pool A97620, 4.50%, 03/01/2041		546,437	547,568
Pool C00785, 6.50%, 06/01/2029		19,136	19,767
Pool C03490, 4.50%, 08/01/2040		237,325	238,036
Pool C03829, 4.00%, 03/01/2042		2,270,876	2,215,501
Pool C09004, 3.50%, 07/01/2042		3,040,480	2,878,967
Pool C09013, 3.00%, 09/01/2042		6,716,400	6,186,211
Pool C09015, 3.00%, 10/01/2042		2,014,340	1,855,114
Pool C09028, 3.50%, 01/01/2043		6,271,247	5,922,546
Pool C91430, 3.00%, 03/01/2032		628,637	609,068
Pool C91484, 3.00%, 08/01/2032		4,198,910	4,083,119
Pool C91557, 3.00%, 09/01/2032		27,969,142	27,176,376
Pool C91619, 3.00%, 04/01/2033		585,583	565,031
Pool C91922, 3.50%, 03/01/2037		2,094,059	2,024,541
Pool C91923, 4.00%, 03/01/2037		1,176,908	1,163,240
Pool G01916, 5.00%, 09/01/2035		2,955,323	3,028,728
Pool G04834, 5.00%, 03/01/2036		1,219,222	1,249,504
Pool G05364, 5.00%, 08/01/2033		1,330,895	1,350,619
Pool G06959, 3.50%, 10/01/2041		2,319,803	2,215,987
Pool G07304, 3.50%, 12/01/2042		3,475,828	3,295,504
Pool G07477, 4.00%, 01/01/2041		3,731,240	3,641,807
Pool G07530, 3.50%, 05/01/2043		4,239,150	4,039,344
Pool G07801, 4.00%, 10/01/2044		3,132,993	3,029,414
Pool G07849, 3.50%, 05/01/2044		15,004,047	14,171,075
Pool G07995, 5.50%, 01/01/2039		2,869,481	2,944,814
Pool G08105, 5.50%, 01/01/2036		49,414	51,473
Pool G08168, 6.00%, 12/01/2036		43,088	45,457
Pool G08269, 5.50%, 05/01/2038		146,697	152,161
Pool G08372, 4.50%, 11/01/2039		915,726	921,010
Pool G08518, 3.00%, 02/01/2043		1,056,103	972,302
Pool G08528, 3.00%, 04/01/2043		2,686,976	2,473,203
Pool G08534, 3.00%, 06/01/2043		22,963,054	21,131,306
Pool G08540, 3.00%, 08/01/2043		1,793,863	1,650,393
Pool G08595, 4.00%, 07/01/2044		1,021,565	987,159
Pool G08609, 3.50%, 10/01/2044		17,307,355	16,294,309
Pool G08622, 3.00%, 01/01/2045		6,335,004	5,770,281
Pool G08672, 4.00%, 10/01/2045		1,526,644	1,470,653
Pool G08677, 4.00%, 11/01/2045		3,384,628	3,260,496
Pool G08681, 3.50%, 12/01/2045		2,621,428	2,463,085
Pool G08694, 4.00%, 02/01/2046		4,426,572	4,227,296
Pool G08706, 3.50%, 05/01/2046		1,955,967	1,832,989
Pool G08721, 3.00%, 09/01/2046		39,100,489	35,378,583
Pool G08759, 4.50%, 04/01/2047		9,062,764	8,964,872
Pool G08780, 4.00%, 09/01/2047		5,155,068	4,961,407
Pool G30974, 3.50%, 01/01/2034		3,893,196	3,825,427
Pool G60038, 3.50%, 01/01/2044		3,490,450	3,297,768
Pool G60039, 3.00%, 04/01/2043		6,279,915	5,782,268
Pool G60181, 4.50%, 01/01/2045		9,676,197	9,663,382
Pool G60365, 5.00%, 02/01/2038		656,932	666,724
Pool G60393, 3.50%, 01/01/2046		10,571,588	9,950,636
Pool G60551, 4.00%, 04/01/2046		3,157,084	3,037,080
Pool G60602, 3.50%, 11/01/2043		2,237,860	2,121,743
Pool G60722, 3.00%, 10/01/2046		24,745,061	22,399,924
Pool G60774, 3.00%, 10/01/2045		12,524,995	11,527,393
Pool G60932, 3.50%, 02/01/2044		10,708,739	10,118,764
Pool G60988, 3.00%, 05/01/2047		22,684,238	20,539,002
Pool G60994, 3.50%, 01/01/2045		9,910,021	9,364,057
Pool G61581, 4.00%, 08/01/2048		8,359,373	8,042,301
Pool G67700, 3.50%, 08/01/2046		11,376,097	10,659,131
Pool G67701, 3.00%, 10/01/2046		40,396,103	36,988,689
Pool G67702, 4.00%, 01/01/2047		18,795,611	18,123,192
Pool Q08998, 3.50%, 06/01/2042		1,302,419	1,236,459
Pool Q10378, 3.00%, 08/01/2042		4,668,967	4,302,359
Pool Q13205, 3.00%, 11/01/2042		15,982,486	14,725,867
Pool Q14875, 3.00%, 01/01/2043		7,754,451	7,144,017
Pool Q16902, 4.00%, 04/01/2043		7,818,622	7,608,522
Pool Q17640, 3.00%, 04/01/2043		2,198,361	2,024,152
Pool Q28765, 4.00%, 05/01/2044		6,013,698	5,855,873
Pool Q45864, 3.00%, 02/01/2047		14,773,350	13,340,210
Pool QB5689, 2.50%, 11/01/2050		18,472,421	15,838,139
Pool QC3874, 2.50%, 07/01/2051		28,283,035	24,223,303
Pool QC6017, 2.50%, 08/01/2051		14,822,490	12,772,953
Pool QC7500, 3.00%, 09/01/2051		13,741,067	12,307,876
Pool QC9160, 3.00%, 10/01/2051		9,350,162	8,292,093
Pool QD0744, 2.50%, 11/01/2051		7,776,728	6,655,063
Pool QE5105, 4.50%, 07/01/2052		29,726,501	29,131,446
Pool QK0430, 2.00%, 09/01/2040		19,997,924	17,537,059
Pool QN6719, 1.50%, 06/01/2036		29,183,000	26,183,422
Pool RA4375, 2.50%, 02/01/2051		34,740,866	29,840,986
Pool RA4562, 2.50%, 02/01/2051		18,107,428	15,557,140
Pool RA4637, 2.50%, 02/01/2051		49,607,073	42,521,666
Pool RA7679, 5.00%, 07/01/2052		78,706,474	78,886,589
Pool RB5086, 2.50%, 11/01/2040		48,961,164	44,274,001
Pool RB5089, 1.50%, 12/01/2040		37,961,631	31,751,607
Pool RB5090, 2.00%, 12/01/2040		69,215,404	59,965,236
Pool RB5095, 2.00%, 01/01/2041		9,970,294	8,739,351
Pool RB5105, 2.00%, 03/01/2041		44,607,804	38,559,967
Pool RB5131, 2.00%, 10/01/2041		11,813,110	10,216,091
Pool RB5145, 2.00%, 02/01/2042		39,299,409	33,965,239
Pool RC1703, 1.50%, 01/01/2036		22,077,341	20,020,445
Pool SB0743, 3.00%, 01/01/2034		25,893,686	25,194,316
Pool SB0794, 1.50%, 06/01/2036		15,228,319	13,701,349
Pool SB0967, 2.00%, 01/01/2037		24,859,784	23,055,188
Pool SB1138, 1.50%, 06/01/2036		20,965,136	18,869,618
Pool SB8088, 1.50%, 02/01/2036		28,920,922	25,949,488
Pool SB8500, 2.50%, 07/01/2035		3,798,968	3,591,030
Pool SC0052, 3.00%, 02/01/2040		7,528,475	7,014,746
Pool SC0208, 2.00%, 11/01/2041		61,603,822	53,472,318
Pool SC0242, 2.50%, 02/01/2042		9,346,093	8,349,288
Pool SC0392, 4.00%, 06/01/2038		41,387,286	40,774,531
Pool SC0526, 2.00%, 05/01/2042		134,491,059	116,997,395
Pool SD0295, 3.00%, 02/01/2049		32,909,186	29,918,477
Pool SD0580, 3.00%, 04/01/2051		27,346,772	24,226,973
Pool SD0614, 2.50%, 05/01/2051		33,411,886	28,454,948
Pool SD0649, 2.50%, 06/01/2051		13,946,241	11,875,119
Pool SD2039, 6.00%, 01/01/2053		99,254,463	102,603,771
Pool SD2164, 5.50%, 01/01/2053		89,008,807	90,734,306
Pool SD2176, 6.00%, 01/01/2053		29,968,738	31,070,408
Pool SD2230, 2.00%, 08/01/2051		43,095,725	35,032,219
Pool SD2903, 2.00%, 03/01/2051		176,437,513	143,690,873
Pool SD3431, 5.50%, 06/01/2053		42,667,648	43,291,111
Pool SD3595, 6.00%, 08/01/2053		21,019,588	21,885,926
Pool SD3860, 6.50%, 09/01/2053		37,855,524	39,638,994
Pool SD3906, 6.00%, 10/01/2053		65,130,341	67,270,608
Pool SD4316, 4.00%, 06/01/2046		101,486,785	98,003,075
Pool SD4957, 2.00%, 03/01/2051		36,782,035	29,723,466
Pool SD5594, 5.50%, 07/01/2053		22,895,067	23,168,338
Pool SD6407, 3.00%, 01/01/2050		25,492,835	23,089,536
Pool SD7507, 3.00%, 11/01/2049		36,957,209	33,326,110
Pool SD7516, 4.00%, 05/01/2050		60,757,365	58,165,491
Pool SD7525, 2.50%, 10/01/2050		7,081,454	6,105,112
Pool SD7526, 2.50%, 10/01/2050		7,337,464	6,305,616
Pool SD7538, 2.00%, 04/01/2051		62,185,992	51,485,968
Pool SD7541, 2.00%, 05/01/2051		26,664,907	21,873,513
Pool SD7548, 2.50%, 11/01/2051		111,113,025	95,638,291
Pool SD7553, 3.00%, 03/01/2052		101,629,752	90,845,765
Pool SD7555, 3.00%, 08/01/2052		76,699,952	68,561,794
Pool SD8331, 5.50%, 06/01/2053		36,500,516	36,924,224
Pool SF5020, 3.50%, 01/01/2047		19,958,922	18,788,020
Pool SI2074, 2.00%, 09/01/2050		44,735,012	36,441,758
Pool SI2076, 2.00%, 09/01/2050		29,012,355	23,621,680
Pool SI2077, 2.00%, 09/01/2050		14,720,238	11,994,360
Pool Z40130, 3.00%, 01/01/2046		33,865,058	31,210,488
Pool ZA2494, 3.50%, 02/01/2038		23,550,222	22,677,370
Pool ZL3014, 3.50%, 04/01/2042		8,617,650	8,155,354
Pool ZL3549, 3.50%, 08/01/2042		20,036,597	18,924,541
Pool ZL3711, 3.50%, 09/01/2042		30,283,825	28,621,792
Pool ZL4646, 3.00%, 01/01/2043		10,822,684	9,951,894
Pool ZM8767, 4.50%, 10/01/2048		6,734,277	6,635,677
Pool ZS4693, 3.00%, 12/01/2046		22,718,054	20,530,371
Pool ZS4703, 3.00%, 02/01/2047		10,629,618	9,605,936
Pool ZS4724, 4.50%, 06/01/2047		58,103,092	57,342,723
Pool ZS4732, 4.50%, 08/01/2047		14,888,094	14,703,278
Pool ZS7942, 3.00%, 02/01/2033		15,972,906	15,559,195
Pool ZS8577, 2.50%, 08/01/2030		48,639,569	47,128,851
Pool ZT0531, 3.50%, 04/01/2047		37,432,281	35,073,880
Pool ZT1257, 3.00%, 01/01/2046		42,944,690	39,530,900
Pool ZT2262, 3.00%, 06/01/2048		31,061,983	27,415,520
Pool ZT2407, 3.50%, 03/01/2043		29,470,136	27,741,554
Federal National Mortgage Association
Pool 254903, 5.00%, 10/01/2033		4,550,111	4,612,381
Pool 254949, 5.00%, 11/01/2033		12,165	12,332
Pool 257203, 5.00%, 05/01/2028		20,509	20,628
Pool 555285, 6.00%, 03/01/2033		10,345	10,711
Pool 725025, 4.50%, 10/01/2033		3,756,599	3,734,660
Pool 725425, 5.50%, 04/01/2034		1,586,090	1,628,420
Pool 725773, 5.50%, 09/01/2034		62,305	64,034
Pool 735060, 6.00%, 11/01/2034		33,717	35,112
Pool 735228, 5.50%, 02/01/2035		146,701	152,272
Pool 735676, 5.00%, 07/01/2035		1,227,038	1,254,982
Pool 735925, 5.00%, 10/01/2035		628,798	643,523
Pool 745275, 5.00%, 02/01/2036		889,779	911,168
Pool 745946, 5.50%, 11/01/2036		63,222	65,782
Pool 890355, 3.50%, 09/01/2041		5,362,932	5,112,909
Pool AB0524, 4.00%, 04/01/2039		3,098,935	3,061,895
Pool AB1614, 4.00%, 10/01/2040		9,590,059	9,368,727
Pool AB3745, 4.00%, 10/01/2041		1,870,354	1,820,241
Pool AB6496, 3.00%, 10/01/2042		8,156,377	7,505,230
Pool AB8612, 3.00%, 03/01/2043		12,292,175	11,296,770
Pool AC5442, 4.50%, 11/01/2039		51,158	51,392
Pool AD0249, 5.50%, 04/01/2037		376,536	386,053
Pool AD8522, 4.00%, 08/01/2040		396,547	388,130
Pool AE0828, 3.50%, 02/01/2041		3,823,538	3,648,055
Pool AH0936, 3.50%, 12/01/2040		2,211,166	2,110,371
Pool AI7784, 4.50%, 07/01/2041		2,263,691	2,264,267
Pool AJ1407, 4.00%, 09/01/2041		506,282	492,508
Pool AJ7689, 4.00%, 12/01/2041		2,305,761	2,242,557
Pool AK2400, 4.00%, 02/01/2042		12,763,916	12,414,002
Pool AL0160, 4.50%, 05/01/2041		2,070,132	2,069,307
Pool AL3069, 3.00%, 02/01/2043		11,821,702	10,879,271
Pool AL5097, 4.50%, 09/01/2043		3,401,253	3,390,569
Pool AL6340, 5.00%, 06/01/2039		2,958,928	3,026,271
Pool AL7521, 5.00%, 06/01/2039		4,053,535	4,106,287
Pool AL7822, 4.00%, 07/01/2043		8,939,494	8,694,450
Pool AL7954, 5.00%, 07/01/2041		3,353,129	3,429,425
Pool AL8819, 3.50%, 10/01/2043		17,568,016	16,567,286
Pool AL9043, 3.50%, 09/01/2046		3,545,809	3,326,416
Pool AL9555, 4.00%, 02/01/2045		5,284,764	5,142,107
Pool AL9633, 3.00%, 11/01/2043		8,989,749	8,270,381
Pool AL9764, 4.50%, 02/01/2046		8,993,530	8,997,651
Pool AO2970, 3.00%, 05/01/2042		2,248,417	2,069,855
Pool AO8044, 3.50%, 07/01/2042		32,975,655	31,329,180
Pool AP0489, 3.50%, 08/01/2042		2,449,417	2,325,596
Pool AR9195, 3.00%, 03/01/2043		2,536,185	2,332,664
Pool AS0303, 3.00%, 08/01/2043		1,767,604	1,624,094
Pool AS4257, 4.00%, 01/01/2045		1,985,034	1,912,778
Pool AS5831, 4.00%, 09/01/2045		1,528,820	1,471,437
Pool AS6013, 4.00%, 10/01/2045		1,928,037	1,855,271
Pool AS6227, 4.00%, 11/01/2045		7,412,524	7,093,027
Pool AS7150, 3.00%, 05/01/2046		5,475,458	4,965,242
Pool AS7244, 3.50%, 05/01/2046		9,409,462	8,814,903
Pool AS7540, 3.00%, 07/01/2046		12,929,042	11,683,971
Pool AS8073, 2.50%, 10/01/2046		10,718,241	9,251,445
Pool AS8470, 3.00%, 12/01/2046		11,102,435	10,067,718
Pool AS9917, 4.00%, 07/01/2047		29,349,941	28,359,314
Pool AT2721, 3.00%, 05/01/2043		12,465,832	11,464,165
Pool AT2725, 3.00%, 05/01/2043		6,096,083	5,604,964
Pool AT5900, 3.00%, 06/01/2043		2,522,590	2,318,837
Pool AU1628, 3.00%, 07/01/2043		1,068,895	982,674
Pool AU8844, 4.00%, 11/01/2043		3,284,097	3,190,638
Pool AW8165, 4.00%, 01/01/2042		2,980,489	2,902,483
Pool AX5316, 4.50%, 01/01/2042		3,510,560	3,512,170
Pool AY3374, 3.50%, 04/01/2045		8,674,417	8,154,981
Pool AZ7903, 4.00%, 06/01/2041		3,843,029	3,743,255
Pool AZ9565, 3.50%, 12/01/2045		9,817,708	9,229,711
Pool BC1445, 3.00%, 07/01/2046		3,888,353	3,526,009
Pool BE5069, 3.00%, 11/01/2046		8,195,461	7,438,621
Pool BF0212, 4.50%, 02/01/2041		16,261,547	16,263,502
Pool BF0231, 3.00%, 04/01/2042		18,729,926	17,856,592
Pool BF0241, 3.50%, 05/01/2052		36,458,555	34,139,444
Pool BF0345, 3.00%, 10/01/2043		36,233,442	33,023,027
Pool BF0386, 3.00%, 02/01/2049		9,375,118	8,426,661
Pool BF0414, 3.00%, 11/01/2059		38,944,385	34,031,691
Pool BF0500, 3.00%, 12/01/2054		79,035,755	70,044,487
Pool BF0546, 2.50%, 07/01/2061		8,101,459	6,606,810
Pool BF0617, 2.50%, 03/01/2062		39,240,154	32,000,461
Pool BF0656, 4.00%, 06/01/2062		113,405,100	106,422,130
Pool BH2594, 3.50%, 08/01/2047		4,055,837	3,788,196
Pool BH4101, 3.50%, 10/01/2047		3,911,992	3,650,811
Pool BH7071, 4.50%, 12/01/2047		1,873,070	1,839,415
Pool BH9277, 3.50%, 02/01/2048		19,117,582	17,789,952
Pool BM1031, 3.00%, 09/01/2043		31,315,818	28,799,917
Pool BM1066, 4.00%, 02/01/2047		1,912,070	1,839,306
Pool BM1428, 3.50%, 09/01/2043		14,964,235	14,110,231
Pool BM1753, 4.00%, 05/01/2037		10,537,996	10,383,315
Pool BM2003, 4.00%, 10/01/2047		9,868,721	9,488,006
Pool BM2005, 4.00%, 12/01/2047		12,146,569	11,677,971
Pool BM2007, 4.00%, 09/01/2048		2,625,746	2,522,942
Pool BM3108, 4.50%, 08/01/2046		6,748,233	6,711,750
Pool BM3286, 4.50%, 11/01/2047		3,284,489	3,265,033
Pool BM3972, 2.50%, 04/01/2038		17,233,666	16,013,732
Pool BM3974, 4.00%, 05/01/2038		6,680,387	6,615,807
Pool BM4148, 4.00%, 07/01/2048		10,093,934	9,723,370
Pool BM4746, 3.50%, 02/01/2044		29,547,998	27,889,501
Pool BM4973, 3.50%, 05/01/2043		12,923,683	12,230,311
Pool BM5136, 4.00%, 06/01/2046		35,943,093	34,854,415
Pool BM5460, 3.50%, 01/01/2035		14,193,022	13,918,251
Pool BM5478, 4.50%, 01/01/2049		6,851,816	6,766,785
Pool BM5538, 5.00%, 11/01/2048		12,236,598	12,380,915
Pool BM5628, 4.50%, 11/01/2048		9,677,284	9,557,180
Pool BM5784, 3.50%, 05/01/2047		787,765	736,628
Pool BM5787, 4.00%, 08/01/2047		14,744,895	14,189,972
Pool BM5803, 4.50%, 04/01/2039		7,887,867	7,940,143
Pool BM5900, 3.00%, 11/01/2046		16,553,403	15,218,912
Pool BM6825, 3.50%, 06/01/2045		8,594,875	8,111,986
Pool BM7089, 3.00%, 02/01/2052		70,128,265	61,893,521
Pool BQ1226, 2.00%, 09/01/2050		37,284,585	30,333,556
Pool BQ3361, 2.00%, 09/01/2050		37,337,885	30,447,237
Pool BQ9497, 3.00%, 11/01/2050		5,151,004	4,626,459
Pool BT6883, 2.00%, 09/01/2051		10,608,126	8,716,012
Pool BU7102, 2.50%, 12/01/2051		40,077,652	33,968,449
Pool CA1009, 4.00%, 01/01/2048		39,968,760	38,414,360
Pool CA4447, 2.50%, 11/01/2034		10,062,606	9,574,095
Pool CA4509, 2.50%, 11/01/2034		8,281,129	7,870,314
Pool CA5146, 3.00%, 02/01/2050		59,321,938	53,279,322
Pool CA5964, 2.00%, 06/01/2040		32,652,196	28,768,527
Pool CA6256, 2.50%, 07/01/2050		83,443,961	71,687,263
Pool CA6307, 2.50%, 07/01/2050		29,212,071	24,881,532
Pool CA6308, 3.00%, 07/01/2050		41,906,053	37,846,482
Pool CA7604, 3.00%, 11/01/2050		53,173,383	48,022,021
Pool CA8230, 2.50%, 12/01/2050		65,220,306	55,919,190
Pool CB0290, 2.00%, 04/01/2051		106,103,264	86,212,665
Pool CB1806, 2.50%, 10/01/2051		32,116,980	27,550,252
Pool CB2162, 3.00%, 11/01/2051		89,100,972	79,530,635
Pool CB2345, 2.00%, 12/01/2051		21,039,178	17,322,066
Pool CB4135, 5.00%, 07/01/2052		91,932,417	91,767,983
Pool CB4140, 5.00%, 07/01/2052		59,011,083	58,903,075
Pool CB5025, 5.50%, 11/01/2052		40,136,089	40,997,340
Pool CB7443, 6.00%, 11/01/2053		48,446,569	49,774,087
Pool CB9813, 6.00%, 01/01/2055		38,983,751	40,311,053
Pool CB9991, 6.00%, 02/01/2055		71,914,882	74,334,664
Pool FA0109, 3.50%, 10/01/2051		120,409,258	112,148,555
Pool FA0188, 1.50%, 08/01/2037		48,932,359	43,904,553
Pool FA0410, 5.50%, 01/01/2055		23,801,733	24,209,938
Pool FA0581, 3.00%, 12/01/2047		11,561,877	10,631,271
Pool FA0872, 6.00%, 10/01/2054		52,881,450	54,663,783
Pool FA0958, 3.50%, 02/01/2050		24,412,904	22,949,731
Pool FA1022, 2.50%, 02/01/2052		78,919,363	67,929,261
Pool FA1511, 3.00%, 08/01/2050		18,603,245	16,816,586
Pool FA1599, 5.50%, 05/01/2055		24,402,356	24,785,877
Pool FA1990, 6.00%, 04/01/2055		81,178,001	84,031,233
Pool FA2313, 6.00%, 07/01/2055		28,857,668	29,919,140
Pool FA2361, 3.50%, 08/01/2050		40,672,263	37,969,704
Pool FM2568, 3.00%, 05/01/2038		9,242,091	8,792,515
Pool FM2743, 3.00%, 02/01/2034		15,449,825	15,046,159
Pool FM2971, 4.00%, 08/01/2045		26,595,213	25,809,499
Pool FM3117, 3.00%, 05/01/2050		31,365,929	28,237,883
Pool FM3160, 4.50%, 02/01/2049		6,953,855	6,831,107
Pool FM3946, 4.00%, 01/01/2049		2,472,353	2,376,623
Pool FM4481, 1.50%, 10/01/2035		23,185,102	20,861,107
Pool FM4561, 2.50%, 10/01/2050		33,920,618	29,083,428
Pool FM4875, 2.50%, 11/01/2050		5,414,177	4,672,128
Pool FM4908, 2.50%, 11/01/2050		45,410,169	38,790,976
Pool FM5024, 2.50%, 12/01/2050		44,712,887	38,089,394
Pool FM5262, 3.50%, 10/01/2040		7,826,619	7,485,186
Pool FM5368, 1.50%, 12/01/2035		43,912,433	39,510,477
Pool FM5535, 2.50%, 01/01/2041		20,751,354	18,607,129
Pool FM6058, 3.50%, 02/01/2037		3,849,447	3,743,445
Pool FM6422, 1.50%, 03/01/2036		2,139,678	1,925,174
Pool FM6990, 3.00%, 08/01/2040		21,891,647	20,394,756
Pool FM7064, 2.50%, 01/01/2051		27,996,151	24,045,582
Pool FM7381, 2.50%, 05/01/2051		30,587,838	26,279,526
Pool FM7466, 2.50%, 05/01/2051		64,171,583	55,361,949
Pool FM7830, 2.50%, 04/01/2051		15,528,511	13,310,670
Pool FM7911, 2.50%, 06/01/2051		21,466,145	18,518,925
Pool FM7962, 2.50%, 07/01/2051		56,798,205	49,000,364
Pool FM8150, 2.00%, 07/01/2051		37,156,048	30,540,377
Pool FM8215, 2.50%, 03/01/2051		16,674,209	14,321,301
Pool FM8318, 2.50%, 07/01/2051		19,315,303	16,500,076
Pool FM8322, 2.00%, 08/01/2051		13,060,722	10,733,783
Pool FM8644, 4.00%, 06/01/2039		5,816,103	5,769,059
Pool FM8804, 2.50%, 09/01/2051		105,415,282	89,928,811
Pool FM9243, 3.00%, 10/01/2051		51,288,092	45,454,844
Pool FM9284, 2.50%, 11/01/2051		24,146,355	20,669,398
Pool FM9479, 2.50%, 11/01/2051		84,422,294	72,004,703
Pool FM9495, 2.00%, 11/01/2051		48,567,530	39,813,654
Pool FM9599, 2.50%, 11/01/2051		27,648,840	23,984,088
Pool FM9671, 2.00%, 12/01/2051		90,000,646	73,707,871
Pool FM9700, 2.00%, 12/01/2051		30,902,318	25,381,159
Pool FM9732, 2.50%, 12/01/2051		65,731,492	56,062,931
Pool FM9781, 2.50%, 12/01/2051		14,699,303	12,579,134
Pool FM9807, 2.00%, 12/01/2051		28,107,177	23,041,091
Pool FM9877, 2.50%, 12/01/2051		108,449,401	93,154,806
Pool FP0057, 4.00%, 08/01/2050		21,817,308	21,198,253
Pool FS0192, 2.50%, 01/01/2052		37,108,225	31,821,848
Pool FS0216, 2.00%, 01/01/2037		22,943,484	21,297,383
Pool FS0493, 3.00%, 02/01/2052		20,819,473	18,570,029
Pool FS0585, 3.00%, 02/01/2052		25,957,503	23,158,460
Pool FS0739, 3.50%, 02/01/2052		24,558,504	22,585,077
Pool FS1005, 2.00%, 02/01/2042		32,458,147	28,092,944
Pool FS1009, 2.00%, 02/01/2042		32,658,148	28,306,745
Pool FS1093, 3.50%, 04/01/2052		69,844,280	64,061,871
Pool FS1115, 2.50%, 05/01/2051		53,396,831	46,319,925
Pool FS1120, 3.00%, 03/01/2052		55,973,775	49,779,752
Pool FS1226, 4.00%, 05/01/2049		5,946,346	5,713,432
Pool FS1365, 2.50%, 03/01/2042		39,886,432	35,632,608
Pool FS1974, 1.50%, 02/01/2036		30,830,431	27,739,294
Pool FS2166, 4.50%, 07/01/2052		12,719,075	12,464,453
Pool FS2488, 2.50%, 10/01/2034		30,707,525	29,183,293
Pool FS2648, 3.00%, 10/01/2049		17,449,003	16,040,861
Pool FS2917, 3.00%, 11/01/2033		23,019,924	22,434,137
Pool FS2918, 3.00%, 09/01/2033		17,917,166	17,420,943
Pool FS4603, 2.00%, 05/01/2042		131,055,220	113,445,202
Pool FS4654, 2.00%, 07/01/2051		70,215,005	57,168,538
Pool FS4973, 3.50%, 06/01/2032		39,678,471	38,900,700
Pool FS5120, 6.00%, 07/01/2053		9,294,924	9,677,309
Pool FS5577, 6.00%, 08/01/2053		27,960,722	28,871,687
Pool FS5760, 3.50%, 11/01/2048		44,897,213	42,206,290
Pool FS5788, 6.50%, 09/01/2053		22,327,234	23,451,701
Pool FS5799, 2.50%, 09/01/2050		26,807,439	22,777,072
Pool FS5815, 3.00%, 04/01/2048		71,837,178	66,032,358
Pool FS5816, 3.50%, 07/01/2047		31,438,396	29,730,715
Pool FS7830, 2.50%, 11/01/2047		29,159,832	25,390,273
Pool FS8498, 6.00%, 08/01/2054		36,414,951	37,614,979
Pool FS8579, 2.00%, 08/01/2042		85,653,540	74,400,967
Pool FS8752, 6.00%, 08/01/2054		45,118,309	46,710,554
Pool FS8915, 2.00%, 08/01/2042		48,012,029	41,704,674
Pool FS8954, 2.00%, 01/01/2042		105,809,555	91,843,324
Pool FS9401, 6.00%, 10/01/2054		15,378,492	15,859,471
Pool FS9402, 6.00%, 10/01/2054		136,357,538	140,802,288
Pool FS9404, 6.00%, 10/01/2054		44,749,449	46,263,890
Pool MA0140, 4.50%, 08/01/2029		196,551	196,977
Pool MA0171, 4.50%, 09/01/2029		216,060	216,528
Pool MA0583, 4.00%, 12/01/2040		2,393,210	2,333,045
Pool MA0949, 3.50%, 01/01/2032		9,798,525	9,628,929
Pool MA1200, 3.00%, 10/01/2032		531,189	513,105
Pool MA1275, 3.00%, 12/01/2032		1,687,925	1,628,532
Pool MA1608, 3.50%, 10/01/2033		5,628,897	5,503,512
Pool MA1764, 4.00%, 01/01/2034		1,834,716	1,818,223
Pool MA1922, 4.00%, 06/01/2034		2,430,104	2,413,725
Pool MA1960, 4.00%, 07/01/2034		24,033,234	23,781,002
Pool MA2019, 4.00%, 09/01/2034		2,765,056	2,735,361
Pool MA2287, 3.00%, 06/01/2035		3,657,469	3,488,320
Pool MA2608, 3.00%, 05/01/2046		1,639,764	1,483,225
Pool MA2804, 3.00%, 11/01/2036		11,461,496	10,862,781
Pool MA2841, 2.50%, 12/01/2036		6,227,059	5,784,489
Pool MA3183, 4.00%, 11/01/2047		7,581,089	7,286,646
Pool MA3281, 4.00%, 02/01/2038		8,175,687	8,042,549
Pool MA3305, 3.50%, 03/01/2048		17,311,477	16,086,026
Pool MA3333, 4.00%, 04/01/2048		26,224,105	25,198,781
Pool MA3468, 4.50%, 09/01/2048		7,429,264	7,327,838
Pool MA4047, 2.00%, 06/01/2050		110,315,803	89,910,119
Pool MA4119, 2.00%, 09/01/2050		37,793,208	30,755,710
Pool MA4159, 2.50%, 10/01/2050		57,713,197	48,880,265
Pool MA4175, 1.50%, 11/01/2040		116,211,150	97,292,881
Pool MA4182, 2.00%, 11/01/2050		197,253,542	160,603,203
Pool MA4202, 1.50%, 12/01/2040		36,834,498	30,809,873
Pool MA4208, 2.00%, 12/01/2050		56,195,143	45,742,157
Pool MA4501, 2.00%, 12/01/2041		105,366,228	91,131,006
Pool MA4540, 2.00%, 02/01/2042		29,705,114	25,673,146
Pool MA4570, 2.00%, 03/01/2042		58,377,149	50,417,056
Pool MA4842, 5.50%, 12/01/2052		55,873,568	56,665,774
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 07/25/2050)		25,182,462	23,334,402
Series 2020-2, Class MT, 2.00%, 11/25/2059 (Callable 09/25/2046)		38,146,092	30,698,064
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 01/25/2045)		31,820,752	25,363,634
Series 2021-3, Class MTU, 2.50%, 03/25/2061 (Callable 06/25/2041)		59,089,375	47,858,730
Series 2022-1, Class MTU, 3.25%, 11/25/2061 (Callable 03/25/2047)		46,760,724	40,586,574
Ginnie Mae II Pool
Pool 784551, 3.00%, 11/20/2046		16,393,251	14,838,098
Pool 785025, 3.50%, 02/20/2050		50,624,789	46,619,534
Pool 785433, 2.50%, 04/20/2051		54,152,476	46,425,776
Pool 785447, 2.50%, 03/20/2051		40,294,788	34,507,960
Pool 785531, 2.50%, 06/20/2051		27,782,747	23,818,453
Pool 785558, 2.50%, 07/20/2051		92,032,911	79,249,743
Pool 785575, 2.50%, 08/20/2051		78,320,169	66,708,725
Pool 785615, 2.50%, 08/20/2051		30,295,669	26,062,023
Pool 786333, 4.00%, 04/20/2052		21,339,786	20,089,241
Pool 786809, 5.50%, 06/20/2053		40,241,831	40,939,016
Pool 786812, 5.50%, 07/20/2053		16,486,724	16,884,424
Pool 786904, 6.00%, 08/20/2053		23,375,287	24,061,074
Pool 787026, 6.00%, 10/20/2053		29,016,782	29,860,183
Pool 787253, 6.00%, 02/20/2054		69,589,898	71,900,430
Pool 787304, 6.00%, 03/20/2054		87,084,459	90,244,511
Pool 787312, 2.50%, 03/20/2052		112,963,207	97,788,344
Pool 787313, 2.50%, 09/20/2051		80,614,877	68,988,762
Pool 787387, 5.50%, 04/20/2054		32,203,115	32,591,970
Pool MA0022, 3.50%, 04/20/2042		54,155,744	51,334,685
Pool MA0154, 3.50%, 06/20/2042		23,238,731	22,042,436
Pool MA0220, 3.50%, 07/20/2042		34,627,872	32,852,367
Pool MA0318, 3.50%, 08/20/2042		15,456,298	14,666,954
Pool MA1157, 3.50%, 07/20/2043		16,209,750	15,328,507
Pool MA1225, 4.00%, 08/20/2043		23,127,212	22,360,209
Pool MA1286, 4.00%, 09/20/2043		32,816,437	31,707,753
Pool MA1376, 4.00%, 10/20/2043		3,543,363	3,422,191
Pool MA1449, 4.00%, 11/20/2043		32,275,680	31,171,952
Pool MA1677, 3.50%, 02/20/2044		24,590,921	23,142,232
Pool MA2224, 4.00%, 09/20/2044		13,751,372	13,230,194
Pool MA2522, 4.00%, 01/20/2045		2,994,963	2,880,246
Pool MA3375, 3.00%, 01/20/2046		18,527,954	16,816,084
Pool MA3597, 3.50%, 04/20/2046		21,498,144	20,016,789
Pool MA3663, 3.50%, 05/20/2046		13,405,552	12,480,431
Pool MA3736, 3.50%, 06/20/2046		22,414,798	20,858,643
Pool MA4385, 5.00%, 04/20/2047		588,036	599,291
Pool MA4509, 3.00%, 06/20/2047		9,649,470	8,722,448
Pool MA4721, 4.50%, 09/20/2047		2,863,146	2,847,875
Pool MA4963, 4.00%, 01/20/2048		3,988,544	3,809,624
Pool MA5765, 5.00%, 02/20/2049		28,877,048	29,222,883
Pool MA7990, 4.00%, 04/20/2052		15,113,607	14,332,918
Pool MA8571, 6.00%, 01/20/2053		23,245,444	23,681,245
Government National Mortgage Association (GNMA)
Pool 3474, 6.00%, 11/20/2033		11,614	12,061
Pool 4747, 5.00%, 07/20/2040		519,345	532,789
Pool 5202, 3.50%, 10/20/2041		2,427,584	2,299,137
Pool 778793, 3.50%, 01/15/2042		4,210,852	3,950,844
Pool AL9364, 3.50%, 03/20/2045		4,730,152	4,335,597
Pool MA0155, 4.00%, 06/20/2042		2,759,037	2,670,425
Pool MA0392, 3.50%, 09/20/2042		71,967,735	68,307,103
Pool MA0699, 3.50%, 01/20/2043		21,665,558	20,554,732
Pool MA2753, 3.00%, 04/20/2045		5,576,093	5,068,140
Pool MA2754, 3.50%, 04/20/2045		6,974,013	6,512,835
Pool MA3035, 4.00%, 08/20/2045		2,398,026	2,297,268
Pool MA3378, 4.50%, 01/20/2046		3,992,657	3,957,194
Pool MA3598, 4.00%, 04/20/2046		2,683,199	2,574,623
Pool MA3664, 4.00%, 05/20/2046		6,379,989	6,120,637
Pool MA3873, 3.00%, 08/20/2046		53,662,623	48,660,628
Pool MA4512, 4.50%, 06/20/2047		9,232,579	9,161,946
Pool MA4588, 4.50%, 07/20/2047		2,184,424	2,167,712
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $11,471,630,579)			10,942,612,995

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 5.0%		Par	Value
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 10/25/2025) (a)(f)		5,728,490	5,490,204
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 10/25/2025) (a)		4,244,819	4,076,378
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 10/28/2025) (e)		655,684	583,337
Bear Stearns Asset Backed Securities Trust, Series 2004-AC2, Class 2A, 5.00%, 05/25/2034 (Callable 10/25/2025)		104,895	86,863
BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 05/25/2042) (a)(f)		73,086,689	72,879,598
Chase Mortgage Finance Corp.
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 02/25/2049) (a)(f)		103,035,732	95,403,680
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 02/25/2048) (a)(f)		56,160,333	50,955,107
Series 2023-RPL3, Class A1, 3.25%, 09/25/2063 (Callable 11/25/2042) (a)(f)		115,220,584	104,344,256
Series 2024-RPL1, Class A1A, 3.25%, 03/25/2064 (Callable 09/25/2042) (a)(f)		60,387,711	54,207,306
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 10/25/2050) (a)(f)		54,642,647	49,001,220
CIM Trust
Series 2022-R2, Class A1, 3.75%, 12/25/2061 (Callable 05/25/2027) (a)(f)		41,083,636	39,200,781
Series 2022-R3, Class A1, 4.50%, 03/25/2062 (Callable 09/25/2027) (a)(f)		43,948,087	43,451,333
Series 2023-R2, Class A1, 5.50%, 08/25/2064 (Callable 03/25/2028) (a)(f)		70,930,285	71,543,329
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 10/25/2025)		5,613	3,933
Countrywide Alternative Loan Trust, Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 10/25/2025)		389,028	180,460
Countrywide Asset-Backed Certificates
Series 2004-S1, Class A3, 5.12%, 02/25/2035 (Callable 10/25/2025) (e)		37,816	37,650
Series 2005-10, Class AF6, 4.13%, 02/25/2036 (Callable 10/25/2025) (f)		785	782
Series 2005-17, Class 1AF5, 5.56%, 05/25/2036 (Callable 10/25/2025) (f)		29,212	27,784
Credit Suisse Management LLC, Series 2003-AR26, Class 8A1, 6.06%, 11/25/2033 (Callable 10/25/2025) (f)		1,719,403	1,664,205
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)		127,516,338	124,529,230
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)		44,789,012	43,576,323
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)		118,252,082	117,783,319
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (a)		7,214,630	7,197,589
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)		54,896,121	54,717,554
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026 (a)		93,633,522	90,943,468
Impac CMB Trust, Series 2004-4, Class 2A2, 5.25%, 09/25/2034 (Callable 10/25/2025) (e)		31,505	35,528
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class A1, 4.38%, 05/25/2067 (Callable 10/25/2025) (a)(e)		5,178,162	5,159,550
JP Morgan Mortgage Trust
Series 2006-A7, Class 2A4R, 4.47%, 01/25/2037 (Callable 10/25/2025) (f)		163,726	131,347
Series 2007-A1, Class 5A2, 6.26%, 07/25/2035 (Callable 12/25/2026) (f)		374,140	372,887
Series 2007-A1, Class 5A5, 6.26%, 07/25/2035 (Callable 12/25/2026) (f)		566,509	565,974
Series 2007-A2, Class 2A3, 5.46%, 04/25/2037 (Callable 10/25/2025) (f)		480,505	359,234
METLIFE SECURITIZATION TRUST, Series 2019-1A, Class A1A, 3.75%, 04/25/2058 (Callable 11/25/2034) (a)(f)		2,381,269	2,353,142
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (Callable 06/25/2034) (a)(f)		7,802,499	7,491,481
MLCC Mortgage Investors, Inc., Series 2004-F, Class A1A, 5.38%, 12/25/2029 (Callable 10/25/2025) (f)		975,158	933,087
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A1, 5.51%, 09/25/2034 (Callable 07/25/2029) (f)		433,973	429,045
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 05/25/2031) (a)(f)		3,319,349	3,225,231
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 05/25/2032) (a)(f)		4,656,461	4,510,218
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 06/25/2033) (a)(f)		7,039,746	6,783,155
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 04/25/2033) (a)(f)		8,962,480	8,763,588
Onslow Bay Mortgage Loan Trust
Series 2022-NQM2, Class A1, 2.98%, 01/25/2062 (Callable 10/25/2025) (a)(f)		69,695,234	66,809,622
Series 2024-HYB1, Class A1, 3.63%, 03/25/2053 (Callable 03/25/2040) (a)(f)		29,621,223	29,145,097
Series 2024-HYB2, Class A1, 3.69%, 04/25/2053 (Callable 10/25/2042) (a)(f)		34,377,469	33,845,791
Series 2025-NQM15, Class A1, 5.14%, 07/27/2065 (Callable 08/25/2028) (a)(e)		41,471,567	41,633,883
Series 2025-NQM18, Class A1, 5.06%, 09/25/2065 (Callable 09/25/2028) (a)(f)		163,225,000	163,386,262
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)		72,395,493	70,866,362
Series 2023-SFR2, Class A, 4.50%, 10/17/2040 (a)		15,309,675	15,266,437
Series 2024-SFR1, Class A, 3.35%, 02/17/2041 (a)		5,286,319	5,102,614
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)		26,150,000	25,213,355
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 10/25/2063		6,124	5,342
Renaissance NIM Trust, Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 04/25/2033) (e)		2,482,525	630,084
Rithm Capital Corp.
Series 2020-1A, Class A1B, 3.50%, 10/25/2059 (Callable 09/25/2040) (a)(f)		7,396,243	6,970,876
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 10/25/2025) (a)(f)		28,649,931	27,199,265
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 01/25/2030) (a)(f)		47,472,151	47,540,074
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, 1.16%, 08/25/2056 (Callable 10/25/2025) (a)(f)		22,707,019	20,216,811
Series 2022-4, Class A1, 5.19%, 05/25/2067 (Callable 10/25/2025) (a)(e)		40,971,553	40,901,503
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A1, 5.24%, 09/25/2034 (Callable 10/25/2025) (f)		290,531	284,408
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.10%, 10/25/2043 (Callable 10/25/2025) (f)		2,272,022	2,177,013
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 02/25/2030) (a)(f)		5,959,234	5,866,287
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 11/25/2029) (a)(f)		382,229	378,759
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 11/25/2033) (a)(f)		9,778,484	9,292,178
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 08/25/2030) (a)(f)		2,728,448	2,709,398
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 05/25/2028) (a)(f)		15,771,006	15,362,382
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 11/25/2031) (a)(f)		43,954,303	42,239,404
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 12/25/2031) (a)(f)		107,038,301	97,751,219
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 09/25/2030) (a)		49,880,507	45,441,132
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 09/25/2031) (a)(f)		125,768,266	119,699,330
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 09/25/2032) (a)(f)		122,782,527	117,167,203
Series 2023-1, Class A1, 3.75%, 01/25/2063 (Callable 11/25/2032) (a)		49,083,763	47,614,563
Series 2024-1, Class A1, 4.88%, 03/25/2064 (Callable 10/25/2031) (a)(f)		114,990,139	116,824,450
Series 2024-2, Class A1A, 4.82%, 12/25/2064 (Callable 09/25/2028) (a)(f)		147,316,894	149,760,925
Series 2024-3, Class A1A, 5.04%, 07/25/2065 (Callable 07/25/2035) (a)(f)		69,695,311	70,472,525
Series 2024-5, Class A1A, 4.56%, 10/25/2064 (Callable 02/25/2033) (a)(f)		146,660,056	147,667,112
Series 2025-1, Class A1A, 4.77%, 06/25/2065 (Callable 06/25/2031) (a)(f)		126,934,143	127,683,118
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1, 5.23%, 01/25/2035 (Callable 10/25/2025) (f)		2,269,462	2,139,239
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 10/25/2025)		1,605,905	1,647,732
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 10/25/2025)		767,741	795,084
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,787,000,387)			2,790,705,995

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%		Par	Value
BANK-2017
Series 2017-BNK4, Class A3, 3.36%, 05/15/2050 (Callable 04/15/2027)		30,855,622	30,526,050
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)		44,885,000	44,390,026
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)		22,501,000	22,200,976
Series 2017-BNK7, Class A4, 3.18%, 09/15/2060 (Callable 09/15/2027)		21,092,428	20,705,665
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)		350,000	344,388
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)		68,313,000	66,411,269
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)		98,103,000	96,194,955
BANK-2018
Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)		11,050,000	10,906,643
Series 2018-BN12, Class A4, 4.26%, 05/15/2061 (Callable 05/15/2028) (f)		17,442,008	17,386,928
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (Callable 08/15/2028) (f)		8,565,000	8,537,271
BANK-2019, Series 2019-BN21, Class A5, 2.85%, 10/17/2052 (Callable 10/15/2029)		39,710,000	37,312,004
BANK-2020, Series 2020-BN29, Class A4, 2.00%, 11/15/2053 (Callable 12/15/2030)		67,160,000	58,597,066
BANK-2022, Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (Callable 11/15/2032) (f)		56,200,000	59,487,672
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)		68,810,727	71,790,796
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)		121,425,000	126,727,654
Series 2025-5YR13, Class A2, 5.03%, 01/15/2058 (Callable 02/15/2030)		38,350,000	39,182,107
Series 2025-5YR14, Class A3, 5.65%, 04/15/2058 (Callable 04/15/2030)		40,030,000	41,875,579
Series 2025-5YR17, Class A3, 5.23%, 11/15/2058 (Callable 10/15/2030)		98,250,000	101,351,350
BBCMS Trust, Series 2025-5C36, Class A2, 5.03%, 08/15/2058 (Callable 07/15/2030)		35,000,000	35,834,071
Benchmark Mortgage Trust
Series 2018-B6, Class A4, 4.26%, 10/10/2051 (Callable 10/10/2028)		20,140,000	19,997,884
Series 2018-B8, Class A5, 4.23%, 01/15/2052 (Callable 12/15/2028)		24,235,000	23,929,351
Series 2019-B14, Class A5, 3.05%, 12/15/2062 (Callable 11/15/2029)		28,769,000	27,148,529
Series 2020-B20, Class A5, 2.03%, 10/15/2053 (Callable 10/15/2030)		31,916,000	28,097,867
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)		35,697,743	31,406,696
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)		26,400,000	23,570,237
Series 2021-B31, Class A5, 2.67%, 12/15/2054 (Callable 12/15/2031)		42,125,000	37,505,610
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)		36,950,000	38,255,432
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)		82,950,000	84,122,100
Series 2024-V11, Class A2, 5.42%, 11/15/2057 (Callable 11/15/2029)		40,375,000	41,747,625
Series 2025-V13, Class A3, 5.22%, 02/15/2058 (Callable 02/15/2030)		68,500,000	70,405,088
Series 2025-V16, Class A2, 4.96%, 08/15/2058 (Callable 08/15/2030)		28,750,000	29,276,441
BMO Mortgage Trust, Series 2024-5C7, Class A2, 5.09%, 11/15/2057 (Callable 11/15/2029)		31,475,000	32,206,416
Cantor Commercial Real Estate Lending LP
Series 2019-CF1, Class A5, 3.79%, 05/15/2052 (Callable 05/15/2029)		3,950,000	3,859,179
Series 2019-CF3, Class A4, 3.01%, 01/15/2053 (Callable 12/15/2029)		5,651,725	5,281,797
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/2050 (Callable 12/15/2027) (f)		9,000,279	8,738,901
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)		16,013,282	15,974,385
Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 11/10/2026)		36,850,980	36,684,163
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)		51,927,894	51,583,425
Series 2017-P7, Class A4, 3.71%, 04/14/2050 (Callable 04/14/2027)		12,275,000	12,112,788
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)		22,000,000	21,429,452
Series 2019-C7, Class A4, 3.10%, 12/15/2072 (Callable 12/15/2029)		23,480,000	22,261,827
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-C3, Class ASB, 2.76%, 08/10/2049 (Callable 08/10/2026)		1,682,805	1,675,151
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)		49,411,454	48,173,895
Series 2017-C6, Class A5, 3.33%, 06/10/2050 (Callable 04/10/2028)		23,800,000	23,369,815
Series 2017-CD3, Class A4, 3.63%, 02/10/2050 (Callable 08/10/2027)		7,200,000	6,989,111
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)		7,400,000	7,346,682
Computershare Corporate Trust
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)		10,250,000	10,134,516
Series 2016-C35, Class A4, 2.93%, 07/15/2048 (Callable 07/15/2026)		25,670,000	25,338,723
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)		7,315,000	7,179,675
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)		14,349,000	14,223,891
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)		14,778,157	14,660,054
Series 2019-C51, Class A4, 3.31%, 06/15/2052 (Callable 06/15/2029)		22,581,000	21,367,140
Series 2019-C52, Class A5, 2.89%, 08/15/2052 (Callable 08/15/2029)		10,000,000	9,416,746
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)		30,610,609	29,086,724
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)		5,000,000	4,951,379
Series 2018-CX11, Class A4, 3.77%, 04/15/2051 (Callable 04/15/2028)		8,220,218	8,138,064
Series 2018-CX11, Class A5, 4.03%, 04/15/2051 (Callable 04/15/2028) (f)		22,023,039	21,852,257
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028) (f)		18,608,000	18,509,713
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)		33,939,000	32,745,460
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)		16,475,000	15,468,989
Series 2020-C19, Class A3, 2.56%, 03/15/2053 (Callable 03/15/2030)		9,500,000	8,619,909
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)		19,875,000	19,818,994
GS Mortgage Securities Corp. II
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)		3,410,425	3,404,143
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)		23,655,000	23,229,901
JP Morgan Chase Commercial Mortgage Securities, Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)		10,500,000	10,306,855
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)		19,890,000	19,661,384
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)		24,380,000	24,019,924
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)		17,170,000	16,789,994
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class A5, 2.57%, 10/15/2054 (Callable 10/15/2031)		7,295,000	6,470,426
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)		25,444,000	25,015,200
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)		6,025,000	5,936,191
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)		41,287,079	40,626,952
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)		34,075,000	34,665,121
Morgan Stanley Capital I Trust 2014-MP, Series 2015-UBS8, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)		61,001,599	60,824,450
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)		8,500,000	8,386,387
Series 2018-H3, Class A5, 4.18%, 07/15/2051 (Callable 07/15/2028)		22,101,510	21,959,315
Series 2018-H4, Class A3, 4.04%, 12/15/2051 (Callable 01/15/2029)		8,829,018	8,719,305
Series 2018-H4, Class A4, 4.31%, 12/15/2051 (Callable 01/15/2029)		7,750,000	7,667,218
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/2050 (Callable 08/15/2027)		3,500,000	3,443,600
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028) (f)		16,652,859	16,573,267
Series 2019-C17, Class A4, 2.92%, 10/15/2052 (Callable 10/15/2029)		71,060,966	66,918,822
Series 2019-C18, Class A4, 3.04%, 12/15/2052 (Callable 12/15/2029)		6,480,000	6,044,777
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,347,964,272)			2,315,087,783

ASSET-BACKED SECURITIES - 2.3%		Par	Value
Financial Holding Corp.
Series 2024-F, Class A, 4.75%, 08/15/2029 (a)		35,175,000	35,602,872
Series 2025-B, Class A, 4.85%, 02/15/2030 (a)		26,025,000	26,450,459
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029		22,975,000	23,356,226
Series 2024-1, Class A, 5.34%, 05/15/2030		41,875,000	42,767,616
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028) (a)		139,364,000	141,820,318
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030) (a)(e)		78,350,000	80,382,164
Ford Credit Floorplan LLC, Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)		75,800,000	76,137,939
General Motors Co.
Series 2023-2, Class A, 5.34%, 06/15/2030 (a)		25,000,000	25,810,503
Series 2024-1A, Class A1, 5.13%, 03/15/2029 (a)		8,000,000	8,124,409
Series 2024-4A, Class A1, 4.73%, 11/15/2029 (a)		56,274,000	57,066,518
GM Financial Revolving Receivables Trust
Series 2022-1, Class A, 5.91%, 10/11/2035 (Callable 11/11/2027) (a)		64,950,000	67,329,008
Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029) (a)		11,752,000	12,059,936
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 06/15/2030) (a)		11,085,515	10,019,120
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 08/15/2030) (a)		17,021,950	15,537,877
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 11/15/2030) (a)		40,515,903	39,929,541
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 08/15/2033) (a)		46,121,619	47,245,571
Series 2025-B, Class A, 4.72%, 09/15/2055 (a)		134,675,000	134,374,971
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)		18,631,511	17,587,056
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026) (a)		94,050,000	89,829,986
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053 (a)		107,874,177	110,655,993
Synchrony Bank
Series 2024-A1, Class A, 5.04%, 03/15/2030		14,625,000	14,840,959
Series 2025-A2, Class A, 4.49%, 05/15/2031		16,525,000	16,723,069
Towd Point Asset Trust, Series 2021-SL1, Class A1, 1.05%, 11/20/2061 (a)		4,003,287	3,886,542
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 10/25/2025) (a)(f)		5,240,545	5,137,010
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 10/25/2025) (a)(f)		8,221,104	8,055,280
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 04/25/2035 (Callable 04/25/2027) (a)		25,625,000	25,557,727
Verizon Master Trust
Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029) (a)		56,365,000	58,088,394
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)		79,775,000	80,793,495
TOTAL ASSET-BACKED SECURITIES (Cost $1,261,876,474)			1,275,170,559

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%		Par	Value
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 11/25/2027)		25,854,000	25,516,965
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)		6,050,000	5,988,675
Series K073, Class A2, 3.35%, 01/25/2028 (Callable 01/25/2028)		1,350,000	1,333,502
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 01/25/2028)		21,922,000	21,764,276
Series K076, Class A2, 3.90%, 04/25/2028 (Callable 04/25/2028)		70,395,000	70,385,278
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028) (f)		41,215,000	41,133,728
Series K078, Class A2, 3.85%, 06/25/2028 (Callable 06/25/2028)		26,488,633	26,438,999
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028) (f)		14,950,000	14,946,103
Series K082, Class A2, 3.92%, 09/25/2028 (Callable 09/25/2028) (f)		56,545,000	56,525,034
Series K083, Class A2, 4.05%, 09/25/2028 (Callable 09/25/2028) (f)		1,375,000	1,379,434
Series K-1510, Class A2, 3.72%, 01/25/2031 (Callable 01/25/2031)		39,850,000	39,024,954
Series K156, Class A3, 3.70%, 06/25/2033 (Callable 06/25/2033) (f)		11,088,000	10,597,746
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)		90,775,000	91,482,727
Federal National Mortgage Association
Series 2020-M47, Class A2, 1.25%, 10/25/2032 (f)		66,288,000	57,588,290
Series 2022-M10, Class A2, 1.99%, 01/25/2032 (f)		16,975,000	14,838,202
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $484,014,034)			478,943,913

MUNICIPAL BONDS - 0.5%		Par	Value
Atlanta Independent School System, 5.56%, 03/01/2026		4,465,000	4,491,277
California Community Choice Financing Authority
5.95%, 08/01/2029		3,155,000	3,225,829
6.13%, 04/01/2030		5,000,000	5,190,772
California Qualified School Bond Joint Powers Authority, 7.16%, 03/01/2027		2,265,000	2,325,437
Colorado Housing and Finance Authority
6.50%, 11/01/2053 (Callable 05/01/2032)		26,085,000	27,887,346
6.25%, 11/01/2055 (Callable 05/01/2033)		15,430,000	16,473,270
Dallas Fort Worth International Airport
2.25%, 11/01/2031 (Callable 11/01/2030)		2,500,000	2,255,751
2.42%, 11/01/2032 (Callable 11/01/2030)		5,000,000	4,455,764
2.52%, 11/01/2033 (Callable 11/01/2030)		1,220,000	1,071,111
Idaho Housing & Finance Association, 6.50%, 01/01/2065 (Callable 07/01/2032)		14,850,000	15,965,462
Kentucky Housing Corp., 3.50%, 01/01/2040 (Callable 11/01/2025)		370,000	367,859
Maine State Housing Authority, 2.60%, 11/15/2046 (Callable 11/15/2030)		10,000,000	6,926,558
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)		18,005,000	13,178,414
Massachusetts Educational Financing Authority
3.85%, 05/25/2033		6,213,546	6,158,055
6.07%, 07/01/2033		7,855,000	8,242,666
Minnesota Housing Finance Agency
2.73%, 08/01/2046 (Callable 11/01/2025)		1,733,115	1,497,027
3.20%, 06/01/2047 (Callable 07/01/2026)		3,580,359	3,245,909
3.00%, 10/01/2047 (Callable 01/01/2027)		4,513,812	4,030,083
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)		45,000,000	21,214,724
3.30%, 04/01/2032 (Callable 01/01/2032)		35,000,000	24,517,595
2.87%, 07/01/2035 (Callable 01/01/2035)		16,960,000	12,032,725
New Hampshire Health and Education Facilities Authority Act, 5.04%, 11/01/2034		7,000,000	7,014,507
New Jersey Higher Education Student Assistance Authority, 3.50%, 12/01/2039 (Callable 12/01/2028) (g)		6,465,000	6,274,655
New York State Dormitory Authority, 2.22%, 07/01/2035		15,000,000	12,618,591
North Carolina Housing Finance Agency, 6.50%, 01/01/2055 (Callable 07/01/2032)		12,035,000	12,661,145
State Public School Building Authority, 2.97%, 04/01/2027		5,550,000	5,466,342
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049		8,800,000	7,063,970
West Contra Costa Unified School District, 6.25%, 08/01/2030		1,785,000	1,947,057
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028		11,640,000	11,893,288
Westvaco Corp., 7.67%, 01/15/2027 (a)		8,000,000	8,231,176
TOTAL MUNICIPAL BONDS (Cost $307,577,387)			257,924,365

OTHER GOVERNMENT RELATED SECURITIES - 0.2%		Par	Value
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029) (a)		22,000,000	22,941,579
5.95%, 04/22/2034 (Callable 01/22/2034) (a)		12,000,000	12,763,799
Freeport Indonesia PT, 5.32%, 04/14/2032 (Callable 01/01/2032) (a)		15,000,000	15,179,535
NBN Co. Ltd.
2.63%, 05/05/2031 (Callable 02/05/2031) (a)		18,875,000	17,224,108
2.50%, 01/08/2032 (Callable 10/08/2031) (a)		46,650,000	41,437,152
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)		558,000	540,484
6.70%, 02/16/2032 (Callable 11/16/2031)		1,020,000	1,010,823
6.35%, 02/12/2048		8,500,000	6,750,330
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $123,643,853)			117,847,810

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.8%		Shares	Value
First American Government Obligations Fund - Class U, 4.07%(h)		1,568,806,913	1,568,806,913
TOTAL MONEY MARKET FUNDS (Cost $1,568,806,913)			1,568,806,913

TOTAL INVESTMENTS - 101.1% (Cost $58,250,609,040)			56,652,377,226
Liabilities in Excess of Other Assets - (1.1)%			(643,861,350)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$56,008,515,876
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $10,978,057,904 or 19.6% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(e)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(g)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2025, the total value of securities subject to the AMT was $6,274,655 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Aggregate Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$20,299,521,057	$–	$20,299,521,057
U.S. Treasury Securities	–	16,605,755,836	–	16,605,755,836
Agency Residential Mortgage-Backed Securities	–	10,942,612,995	–	10,942,612,995
Non-Agency Residential Mortgage-Backed Securities	–	2,790,705,995	–	2,790,705,995
Non-Agency Commercial Mortgage-Backed Securities	–	2,315,087,783	–	2,315,087,783
Asset-Backed Securities	–	1,275,170,559	–	1,275,170,559
Agency Commercial Mortgage-Backed Securities	–	478,943,913	–	478,943,913
Municipal Bonds	–	257,924,365	–	257,924,365
Other Government Related Securities	–	117,847,810	–	117,847,810
Money Market Funds	1,568,806,913	–	–	1,568,806,913
Total Investments	$1,568,806,913	$55,083,570,313	$–	$56,652,377,226

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.